As filed with the Securities and Exchange Commission on January 7, 2025

Registration No. 33-___________

(Investment Company Act Registration No. 811-04118)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___________	☐
Post-Effective Amendment No.__________	☐

Fidelity Securities Fund

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on February 6, 2025, pursuant to Rule 488.

Fidelity Advisor® Dividend Growth Fund

Fidelity Advisor® Equity Value Fund

Each a SERIES OF
Fidelity Advisor Series I

Fidelity Advisor® Value Leaders Fund

a SERIES OF
Fidelity Advisor Series VIII

245 Summer Street, Boston, Massachusetts 02210
1-877-208-0098

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above trusts:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of the above-named trusts (the trusts) will be held on April 16, 2025, at 8:00 A.M. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1)	For Fidelity Advisor Dividend Growth Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Dividend Growth Fund to Fidelity® Dividend Growth Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Dividend Growth Fund and the assumption by Fidelity® Dividend Growth Fund of Fidelity Advisor® Dividend Growth Fund’s liabilities, in complete liquidation of Fidelity Advisor® Dividend Growth Fund.
(2)	For Fidelity Advisor Equity Value Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Equity Value Fund to Fidelity® Value Discovery Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Value Discovery Fund and the assumption by Fidelity® Value Discovery Fund of Fidelity Advisor® Equity Value Fund’s liabilities, in complete liquidation of Fidelity Advisor® Equity Value Fund.
(3)	For Fidelity Advisor Value Leaders Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Value Leaders Fund to Fidelity® Blue Chip Value Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Blue Chip Value Fund and the assumption by Fidelity® Blue Chip Value Fund of Fidelity Advisor® Value Leaders Fund’s liabilities, in complete liquidation of Fidelity Advisor® Value Leaders Fund.

The Boards of Trustees have fixed the close of business on February 19, 2025 as the record date for the determination of the shareholders of each of the funds entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

NICOLE MACARCHUK, Secretary

February 19, 2025

Your vote is important – please vote your shares promptly.

The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at www.viewproxy.com/fidelityadvisorfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-877-208-0098 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Tuesday, April 15, 2025. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.

Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at www.viewproxy.com/fidelityadvisorfunds/broadridgevsm/ no later than 8:00 a.m. ET on Tuesday, April 15, 2025.

Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/ record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Tuesday, April 15, 2025. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.

Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on April 15, 2025.

FIDELITY ADVISOR® Dividend Growth FUND

A series of Fidelity Advisor Series I

FIDELITY ADVISOR® equity value FUND

A series of Fidelity Advisor Series I

FIDELITY ADVISOR® VALUE LEADERS FUND

A SERIES OF FIDELITY ADVISOR SERIES VIII

Fidelity® dividend growth Fund

a SERIES OF FIDELITY SECURITIES FUND

Fidelity® value discovery Fund

A series of Fidelity puritan trust

FIDELITY® Blue chip VALUE FUND

A SERIES OF FIDELITY SECURITIES FUND

 245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

PROXY STATEMENT AND PROSPECTUS
February 19, 2025

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, each a series of Fidelity Advisor Series I, and Fidelity Advisor® Value Leaders Fund, a series of Fidelity Advisor Series VIII (Fidelity Advisor Series I and Fidelity Advisor Series VIII, each a trust and together, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund and at any adjournments thereof (together, the Meeting), to be held on April 16, 2025 at 8:00 Eastern Time (ET).

 The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), each target fund’s investment adviser, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about February 19, 2025.

As more fully described in the Proxy Statement, shareholders of each proposed target fund listed in the following table (each a Target Fund and together the Target Funds) are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of such Target Fund by the corresponding acquiring fund listed in the table (each an Acquiring Fund and together the Acquiring Funds, and the Target Funds together with the Acquiring Funds, the funds).

Proposal	Target Fund	Acquiring Fund
1	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth Fund
2	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery Fund
3	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value Fund

The transactions contemplated by the Agreements are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for all three Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of your fund’s liabilities in complete liquidation of the Target Fund. The total value of your fund holdings will not change as a result of a Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on May 9, 2025, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).

Fidelity® Dividend Growth Fund, an equity fund, is a diversified series of Fidelity Securities Fund, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Dividend Growth Fund seeks capital appreciation. Fidelity® Dividend Growth Fund seeks to achieve its investment objective by normally investing at least 80% of assets in equity securities and normally investing assets primarily in common stocks.

 Fidelity® Value Discovery Fund, an equity fund, is a diversified series of Fidelity Puritan Trust, an open-end management investment company registered with the SEC. Fidelity® Value Discovery Fund seeks capital appreciation. Fidelity® Value Discovery Fund seeks to achieve its investment objective by normally investing assets primarily in common stocks.

Fidelity® Blue Chip Value Fund, an equity fund, is a diversified series of Fidelity Securities Fund, an open-end management investment company registered with the SEC. Fidelity® Blue Chip Value Fund seeks capital appreciation. Fidelity® Blue Chip Value Fund seeks to achieve its investment objective by normally investing assets primarily in common stocks, and by normally investing at least 80% of assets in blue chip companies (companies that, in FMR’s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

 The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i)  the Statement of Additional Information dated February 19, 2025, relating to this Proxy Statement;

(ii)  the Form N-CSR for Fidelity® Dividend Growth Fund dated July 31, 2024;

(iii)  the Form N-CSR for Fidelity® Value Discovery Fund dated July 31, 2024;

(iv)  the Form N-CSR for Fidelity® Blue Chip Value Fund dated July 31, 2024;

(v) the Prospectus for Fidelity Advisor® Dividend Growth Fund dated January 29, 2024, as supplemented December 2, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares;

(vi) the Prospectus for Fidelity Advisor® Equity Value Fund dated January 29, 2024, as supplemented December 2, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares;

(vii) the Prospectus for Fidelity Advisor® Value Leaders Fund December 30, 2024, relating to Class A, Class M, Class C, and Class I shares;

(viii)  the Statement of Additional Information for Fidelity Advisor® Dividend Growth Fund dated January 29, 2024, as supplemented March 1, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares;

(ix)   the Statement of Additional Information for Fidelity Advisor® Equity Value Fund dated January 29, 2024, as supplemented March 1, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares;

(x)  the Statement of Additional Information for Fidelity Advisor® Value Leaders Fund dated December 30, 2024, relating to Class A, Class M, Class C, and Class I shares;

(xi)  the Annual Report for Fidelity Advisor® Dividend Growth Fund dated November 30, 2023;

(xii) the Annual Report for Fidelity Advisor® Equity Value Fund dated November 30, 2023;

(xiii) the Annual Report for Fidelity Advisor® Value Leaders Fund dated October 31, 2024;

(xiv) the Form N-CSRS for Fidelity Advisor® Dividend Growth Fund dated May 31, 2024; and

(xv) the Form N-CSRS for Fidelity Advisor® Equity Value Fund dated May 31, 2024.

 For a free copy of any funds’ current Prospectus(es), Statement(s) of Additional Information, or annual report and/or Form N-CSRS, call Fidelity at 1-877-208-0098 (Advisor Classes) or 1-800-544-8544 (Retail Classes), visit Fidelity’s web sites at either institutional.fidelity.com or www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.

The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectus and Statement of Additional Information of each Target Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses carefully for more complete information.

Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, Class I, and Class Z shares, as applicable, are not currently in effect for each Acquiring Fund, but rather are expected to become effective prior to consummation of the related Reorganization.

What proposal am I being asked to vote on?

Shareholders of Fidelity Advisor® Dividend Growth Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity Advisor® Dividend Growth Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Dividend Growth Fund by Fidelity® Dividend Growth Fund.

Shareholders of Fidelity Advisor® Equity Value Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity Advisor® Equity Value Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Equity Value Fund by Fidelity® Value Discovery Fund.

Shareholders of Fidelity Advisor® Value Leaders Fund are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Fidelity Advisor® Value Leaders Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Value Leaders Fund by Fidelity® Blue Chip Value Fund.

Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

Shareholders of record as of the close of business on February 19, 2025, will be entitled to vote at a Meeting.

If the Agreement relating to your fund is approved by shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund instead. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Dividend Growth Fund: Class A	Fidelity® Dividend Growth Fund: Class A*
Fidelity Advisor® Dividend Growth Fund: Class M	Fidelity® Dividend Growth Fund: Class M*
Fidelity Advisor® Dividend Growth Fund: Class C	Fidelity® Dividend Growth Fund: Class C*
Fidelity Advisor® Dividend Growth Fund: Class I	Fidelity® Dividend Growth Fund: Class I*
Fidelity Advisor® Dividend Growth Fund: Class Z	Fidelity® Dividend Growth Fund: Class Z*

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Equity Value Fund: Class A	Fidelity® Value Discovery Fund: Class A*
Fidelity Advisor® Equity Value Fund: Class Name M	Fidelity® Value Discovery Fund: Class M*
Fidelity Advisor® Equity Value Fund: Class C	Fidelity® Value Discovery Fund: Class C*
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Fidelity Advisor® Equity Value Fund: Class I	Fidelity® Value Discovery Fund: Class I*
Fidelity Advisor® Equity Value Fund: Class Z	Fidelity® Value Discovery Fund: Class Z*

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Value Leaders Fund: Class A	Fidelity® Blue Chip Value Fund: Class A*
Fidelity Advisor® Value Leaders Fund: Class M	Fidelity® Blue Chip Value Fund: Class M*
Fidelity Advisor® Value Leaders Fund: Class C	Fidelity® Blue Chip Value Fund: Class C*
Fidelity Advisor® Value Leaders Fund: Class I	Fidelity® Blue Chip Value Fund: Class I*

* Not currently offered; will commence operations prior to the closing of the Reorganization.

For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. The Board of Trustees of the Target Funds has carefully reviewed each proposal and approved the related Agreement and the Reorganization. The Board of Trustees of the Target Funds unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:

•	Each Reorganization will permit shareholders to pursue the same investment objective and similar investment strategies in a larger fund with lower expenses.
•	Based on the pro forma expense data, shareholders of Fidelity Advisor® Dividend Growth Fund are expected to benefit from an expense reduction of approximately 1 to 3 basis points (including performance fees), depending on the class.
•	Based on the pro forma expense data, shareholders of Fidelity Advisor® Equity Value Fund are expected to benefit from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class.
•	Based on the pro forma expense data, shareholders of Fidelity Advisor® Value Leaders Fund are expected to benefit from an expense reduction of approximately 3 to 9 basis points (including performance fees), depending on the class.
•	Each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”

For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”

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For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquiring Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.

As provided in the Agreements, each Target Fund will distribute shares of the corresponding Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the net asset value of shares of the applicable Target Fund held by such shareholder on the Closing Date.

For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

What class of shares of the Acquiring Fund will I receive?

Holders of Class A, Class M, Class C, Class I, and Class Z shares of the Target Funds, as applicable, will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of the corresponding Acquiring Fund, as applicable. Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Funds, as applicable, are being created to facilitate the Reorganizations and will commence operations prior to the Closing Date of the Reorganization.

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the Target Fund or the corresponding Acquiring Fund or to the shareholders of the funds, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of a Reorganization.

For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”

For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”

For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

Proposal 1- Fidelity Advisor® Dividend Growth Fund

Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have the same investment objective and principal investment strategies as set forth in the chart below, although, unlike Fidelity Advisor® Dividend Growth Fund, Fidelity® Dividend Growth Fund’s investment objective is non-fundamental:

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Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in equity securities. The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally invests the fund’s assets primarily in companies that currently pay, or have a historical record of paying, dividends.	Same principal strategy.
The fund’s strategy is based on the premise that dividends are an indication of a company’s financial health and companies that pay dividends have an enhanced potential for capital growth. Although the Adviser uses income to evaluate the fund’s investments, the fund does not invest for income.	Same principal strategy.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
Effective December 11, 2025, the Adviser normally invests at least 80% of assets in equity securities of dividend growth companies.	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to

Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
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Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth Fund
share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

 For a comparison of the principal risks associated with the Target Fund’s and Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have substantially similar fundamental and non-fundamental investment policies and limitations. There are some differences of which you should be aware. as summarized in the chart below:

Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth Fund
Fundamental policies and limitations (subject to change only with shareholder approval)	Fundamental policies and limitations (subject to change only with shareholder approval)

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-fundamental policies and limitations (may be changed without shareholder approval)	Non-fundamental policies and limitations (may be changed without shareholder approval)

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have the same fundamental and non-fundamental investment policies and limitations.

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Proposal 2- Fidelity Advisor® Equity Value Fund

Although Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund have the same investment objective and similar principal investment strategies, there are some differences of which you should be aware as set forth in the chart below, although, unlike Fidelity Advisor® Equity Value Fund, Fidelity® Value Discovery Fund’s investment objective is non-fundamental:

Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in equity securities.	No corresponding principal strategy.
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.	The Adviser invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy,	Same principal strategy.
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management, industry position, and economic and market conditions.
Effective December 11, 2025, the Adviser normally invests at least 80% of assets in equity securities of value companies.	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.	No corresponding disclosure.
Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company’s free cash flow yield is above the equity market median, whether the company’s enterprise value (the total value of a company’s outstanding equity and debt) relative to earnings is below the equity market median, or whether the company’s price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors.	Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

For a comparison of the principal risks associated with Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

The Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund have the same fundamental and non-fundamental investment policies and limitations.

Proposal 3- Fidelity Advisor® Value Leaders Fund

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Although Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund have the same investment objective and similar principal investment strategies, there are some differences of which you should be aware as set forth in the chart below, although, unlike Fidelity Advisor® Value Leaders Fund, Fidelity® Blue Chip Value Fund’s investment objective is non-fundamental:

Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally invests at least 80% of the fund’s assets in blue chip companies. Blue chip companies are companies that, in the Adviser’s view, are well-known, well-established and well-capitalized. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies.	Same principal strategy.
Currently, no corresponding language in the principal strategy. This additional language was removed from the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be removed from the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.	A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment.
The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased	Same principal strategy.
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or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
Effective December 11, 2025, the Adviser normally invests at least 80% of the fund’s assets in blue chip value companies.	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
Blue chip companies are companies that, in the Adviser’s view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies.	Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third party vendor, whether the company’s free cash flow yield is above the equity market median, whether the company’s enterprise value (the total value of a company’s outstanding equity and debt) relative to earnings is below the equity market median, or whether the company’s price/book (P/B) ratio or projected price-to-earnings(P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors.	Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
Effective December 11, 2025, derivative instruments that provide investment exposure to the	Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s
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investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.	investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
No corresponding principal strategy.	Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which the Adviser or an affiliate acts as manager, including funds with names, investment objectives, and policies that are similar to the fund.

For a comparison of the principal risks associated with Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund have the same fundamental and non-fundamental investment policies and limitations.

For more information about each Target Fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the respective Target Fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective Target Fund’s Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund), as applicable, and to the “Investment Policies and Limitations” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Following a Reorganization, the respective combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the respective Acquiring Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each Target and Acquiring Fund:

Management of the Funds

The principal business address of Fidelity Management & Research Company LLC (FMR), each Target Fund’s and Acquiring Fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to each Target and Acquiring Fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had

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approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-advisers of each combined fund after the Reorganizations.

Zach Turner is Portfolio Manager of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund, both of which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.

 Sean Gavin is Portfolio Manager of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund, both of which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.

 Sean Gavin is Portfolio Manager of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund, both of which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.

Each Portfolio Manager is expected to continue to be responsible for portfolio management of the respective combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a Target Fund’s portfolio manager, please refer to the “Management Contract(s)” section of the respective Target Fund’s Statement of Additional Information, which is incorporated herein by reference.

Each Target and Acquiring Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each class of each Target and Acquiring Fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. For each Target and Acquiring Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for each class of shares of each Target and Acquiring Fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Target Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor® Dividend Growth Fund	0.70%	0.69%	0.72%	0.71%	0.56%
Fidelity Advisor® Equity Value Fund	0.70%	0.70%	0.72%	0.68%	0.56%
Fidelity Advisor® Value Leaders Fund	0.72%	0.71%	0.72%	0.66%	-

Acquiring Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity® Dividend Growth Fund	0.70%	0.69%	0.72%	0.71%	0.55%
Fidelity® Value Discovery Fund	0.70%	0.70%	0.72%	0.68%	0.56%
Fidelity® Blue Chip Value Fund	0.72%	0.71%	0.72%	0.66%	-

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

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Target Funds	Performance Adjustment Index
Fidelity Advisor® Dividend Growth Fund	S&P 500® Index
Fidelity Advisor® Equity Value Fund	Russell 3000® Value Index
Fidelity Advisor® Value Leaders Fund	Russell 1000® Value Index

Acquiring Funds	Performance Adjustment Index
Fidelity® Dividend Growth Fund	S&P 500® Index
Fidelity® Value Discovery Fund	Russell 3000® Value Index
Fidelity® Blue Chip Value Fund	Russell 1000® Value Index

For the purposes of calculating the performance adjustment for each Target Fund, the Target Fund’s investment performance is based on the performance of Class I.

For the purposes of calculating the performance adjustment for each Acquiring Fund, Fidelity® Dividend Growth Fund’s, Fidelity® Value Discovery Fund’s, and Fidelity® Blue Chip Value Fund’s investment performance is based on the performance of Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, respectively, each, a class of shares of the applicable Acquiring Fund that is not offered through this Proxy Statement and Prospectus.

To the extent that other classes of each Target and Acquiring Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of each Target Fund’s and Acquiring Fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of each Target and Acquiring Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Target Fund’s and Acquiring Fund’s assets, which do not vary by class.

 For each Target and Acquiring Fund, the Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Dividend Growth Fund and Fidelity Advisor® Equity Value Fund is available in each fund’s Form N-CSRS report for the fiscal period ending May 31, 2024.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Value Leaders Fund is available in the fund’s annual report for the fiscal period ended October 31, 2024.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each Acquiring Fund is available in each Acquiring Fund’s Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in each Acquiring Fund’s Form N-CSRS report for the fiscal period ending January 31, 2025.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

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If a Reorganization is approved, the respective combined fund will retain the respective Acquiring Fund’s management fee structure.

For more information about each Target Fund’s management, please refer to the “Fund Management” section of the respective Target Fund’s Prospectus, and to the “Control of Investment Adviser” and “Management Contracts” sections of the respective Target Fund’s Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund), as applicable, and to the “Control of Investment Adviser” and “Management Contracts” sections of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Expense Limitation and Reimbursement Arrangements

FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of Fidelity Advisor® Equity Value Fund or Fidelity® Value Discovery Fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. Fidelity Advisor® Equity Value Fund’s arrangements will remain in effect through March 31, 2026 and Fidelity® Value Discovery Fund’s arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of Fidelity Advisor® Value Leaders Fund or Fidelity® Blue Chip Value Fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. Fidelity Advisor® Value Leader Fund’s arrangements will remain in effect through February 28, 2026 and Fidelity® Blue Chip Value Fund’s arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

If an Agreement is not approved, the respective Target Fund will retain its current expense structure.

For more information about the funds’ fees and operating expenses, please refer to the respective Target Fund’s Prospectus, which is incorporated herein by reference, and to the “Annual Fund and Class Operating Expenses” section below.

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Distribution of Fund Shares

The principal business address of Fidelity Distributors Company LLC (FDC), each Target Fund’s and Acquiring Fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Class A of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1949 (1940 Act). Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Class M of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each Target and Acquiring Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for each Target and Acquiring Fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

In addition, pursuant to the Class M plan, Class M of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

Class C of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each Target and Acquiring Fund has authorized such payments for Class A, Class M, and Class C.

Class I of each Target and Acquiring Fund and Class Z of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, Fidelity® Dividend Growth Fund, and Fidelity® Value Discovery Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of

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Trustees of each Target and Acquiring Fund has authorized such payments for Class I, and the Board of Trustees of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, Fidelity® Dividend Growth Fund, and Fidelity® Value Discovery Fund has authorized such payments for Class Z.

 If a Reorganization is approved, the Distribution and Service Plan for the respective combined fund will remain unchanged.

For more information about each Target Fund’s fund distribution, please refer to the “Fund Distribution” section of the respective Target Fund’s Prospectus, and to the “Distribution Services” section of the respective Target Fund’s Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund) as applicable, and to the “Distribution Services” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following a Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

 The following tables show the fees and expenses of each Target Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (including performance adjustments for each fund). The Combined pro forma expenses for each Acquiring Fund shown below assume that the related Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Advisor share classes of each Acquiring Fund. Annual fund or class operating expenses are paid by each fund, or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Attachments 1, 2, and 3 show the fees and expenses of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund, respectively, for the 12 months ended July 31, 2024, (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (excluding performance adjustments for each fund).

As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Target Fund. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month. As a result, the rates contained under the “Management fee” and “Total annual operating expenses” for the Pro forma combined may vary from what is shown in the tables below.

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Proposal 1 - Fidelity Advisor® Dividend Growth Fund

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.09%	1.06%	1.06%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class M

Shareholder Fees (paid directly from your investment)

16

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.72%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.33%	1.31%	1.31%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

17

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

B Class will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.84%	1.81%	1.81%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

18

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.84%	0.81%	0.81%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class Z

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class Z will commence operations prior to the Reorganization.

19

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.59%A,B,C	0.59%A	0.59%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.70%	0.69%	0.69%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Proposal 2 - Fidelity Advisor® Equity Value Fund

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

20

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.66%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.07C	0.01%	0.01%C
Total Annual Operating Expenses	0.98%	0.91%	0.91%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

21

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.66%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.23%	1.16%	1.16%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

22

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

B Class C will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee(fluctuates based on the fund’s performance relative to a securities market index)	0.68%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.75%	1.66%	1.66%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

23

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.64%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	0.71%	0.66%	0.66%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

24

Class Z

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class Z will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.52%A,B,C	0.53%A	0.53%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	0.59%	0.54%	0.54%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Class Z was previously charged under the services agreements.

C Adjusted to reflect current fees.

E Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

25

Proposal 3 - Fidelity Advisor® Value Leaders Fund

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.84%A	0.84%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.41%	1.12%	1.12%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.12%	1.12%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.15% (the Expense Cap). If at any time during the current fiscal year expenses for Class A of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any

26

expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund [and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.83%A	0.83%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.66%	1.36%	1.36%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.36%	1.36%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value

27

Index. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.40% (the Expense Cap). If at any time during the current fiscal year expenses for Class M of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund [and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

B Class C will commence operations prior to the Reorganization.

28

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.84%A	0.84%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	2.16%	1.87%	1.87%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	1.87%	1.87%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund [and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundA	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

29

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.79%A,B,C	0.78%A	0.78%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.11%	0.81%	0.81%
Fee Waiver and/or Expense Reimbursement	0.21%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.81%	0.81%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund[ and November 30, 2026 for Fidelity® Blue Chip Value Fund.] FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations (including performance adjustments for each fund). The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Attachments 4, 5, and 6 illustrate the expenses on a hypothetical $10,000 investment in Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund, respectively, under the current and pro forma (combined fund) expenses calculated at the rates

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stated above, assuming a 5% annual return after giving effect to the Reorganization (excluding performance adjustments for each fund).

Proposal 1 - Fidelity Advisor® Dividend Growth Fund

Class A

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$680	$680	$677	$677	$677	$677
3 years	$902	$902	$893	$893	$893	$893
5 years	$1,141	$1,141	$1,126	$1,126	$1,126	$1,126
10 years	$1,827	$1,827	$1,795	$1,795	$1,795	$1,795

Class M

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$481	$481	$479	$479	$479	$479
3 years	$757	$757	$751	$751	$751	$751
5 years	$1,053	$1,053	$1,043	$1,043	$1,043	$1,043
10 years	$1,895	$1,895	$1,874	$1,874	$1,874	$1,874

Class C

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$287	$187	$284	$184	$284	$184
3 years	$579	$579	$569	$569	$569	$569
5 years	$995	$995	$980	$980	$980	$980
10 years	$2,159	$2,159	$2,127	$2,127	$2,127	$2,127

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Class I

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$86	$86	$83	$83	$83	$83
3 years	$268	$268	$259	$259	$259	$259
5 years	$466	$466	$450	$450	$450	$450
10 years	$1,037	$1,037	$1,002	$1,002	$1,002	$1,002

Class Z

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$72	$72	$70	$70	$70	$70
3 years	$224	$224	$221	$221	$221	$221
5 years	$390	$390	$384	$384	$384	$384
10 years	$871	$871	$859	$859	$859	$859

Proposal 2 - Fidelity Advisor® Equity Value Fund

Class A

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$669	$669	$663	$663	$663	$663
3 years	$869	$869	$848	$848	$848	$848
5 years	$1,086	$1,086	$1,050	$1,050	$1,050	$1,050
10 years	$1,707	$1,707	$1,630	$1,630	$1,630	$1,630
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Class M

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$471	$471	$464	$464	$464	$464
3 years	$727	$727	$706	$706	$706	$706
5 years	$1,002	$1,002	$966	$966	$966	$966
10 years	$1,787	$1,787	$1,710	$1,710	$1,710	$1,710

Class C

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$278	$178	$269	$169	$269	$169
3 years	$551	$551	$523	$523	$523	$523
5 years	$949	$949	$902	$902	$902	$902
10 years	$2,062	$2,062	$1,965	$1,965	$1,965	$1,965

Class I

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$73	$73	$67	$67	$67	$67
3 years	$227	$227	$211	$211	$211	$211
5 years	$395	$395	$368	$368	$368	$368
10 years	$883	$883	$822	$822	$822	$822

Class Z

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$60	$60	$55	$55	$55	$55
3 years	$189	$189	$173	$173	$173	$173
5 years	$329	$329	$302	$302	$302	$302
10 years	$738	$738	$677	$677	$677	$677

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Proposal 3 - Fidelity Advisor® Value Leaders Fund

Class A

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$685	$685	$683	$683	$683	$683
3 years	$963	$963	$911	$911	$911	$911
5 years	$1,270	$1,270	$1,156	$1,156	$1,156	$1,156
10 years	$2,140	$2,140	$1,860	$1,860	$1,860	$1,860

Class M

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$488	$488	$484	$484	$484	$484
3 years	$822	$822	$766	$766	$766	$766
5 years	$1,189	$1,189	$1,069	$1,069	$1,069	$1,069
10 years	$2,218	$2,218	$1,928	$1,928	$1,928	$1,928

Class C

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$293	$193	$290	$190	$290	$190
3 years	$642	$642	$588	$588	$588	$588
5 years	$1,127	$1,127	$1,011	$1,011	$1,011	$1,011
10 years	$2,465	$2,465	$2,190	$2,190	$2,190	$2,190
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Class I

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$92	$92	$83	$83	$83	$83
3 years	$325	$325	$259	$259	$259	$259
5 years	$584	$594	$450	$450	$450	$450
10 years	$1,326	$1,326	$1,002	$1,002	$1,002	$1,002

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of each Target Fund and the corresponding Acquiring Fund are the same. If the Reorganizations are approved, the procedures for purchasing and redeeming shares of the respective combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the Target Fund’s shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Target Fund’s Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the Target Fund’s Statements of Additional Information, each of which is incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund) as applicable, and to the “Buying, Selling, and Exchanging Information” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by each Target Fund and the corresponding Acquiring Fund are the same. If a Reorganization is approved, the exchange privilege offered by the respective combined fund will remain unchanged.

For more information about each Target Fund’s exchange privileges, please refer to the “Exchanging Shares” section of the respective Target Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” of the respective Target Fund’s Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund) as applicable, and to the “Buying, Selling, and Exchanging Information” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

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Do the funds’ dividend and distribution policies differ?

Yes. Each Target Fund and corresponding Acquiring Fund have different dividend and distribution policies.

	Fund Name	Dividends Paid	Capital Gains Paid
Target Fund	Fidelity Advisor® Dividend Growth Fund	April, July, October, December	December
Acquiring Fund	Fidelity® Dividend Growth Fund	April, July, October, December	September, December
Target Fund	Fidelity Advisor® Equity Value Fund	December	December
Acquiring Fund	Fidelity® Value Discovery Fund	September, December	September, December
Target Fund	Fidelity Advisor® Value Leaders Fund	December	December
Acquiring Fund	Fidelity® Blue Chip Value Fund	September, December	September, December

If a Reorganization is approved, the dividend and distribution policies of the respective combined fund will be the same as the current dividend and distribution policies of the respective Acquiring Fund.

On or before the Closing Date, each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

For more information about each Target Fund’s dividend and distribution policies, please refer to the “Dividends and Capital Gain Distribution” section of the respective Target Fund’s Prospectus, and to the “Distributions and Taxes” section of the respective Target Fund’s Statement of Additional Information, each of which are incorporated herein by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund), as applicable, and to the “Distributions and Taxes” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

FMR will bear a portion of the one-time administrative costs associated with each Reorganization. Any transaction costs associated with portfolio adjustments to a Target Fund and an Acquiring Fund due to the respective Reorganization that occur prior to the Closing Date will be borne by such Target Fund and such Acquiring Fund, respectively, notwithstanding contractual expense caps in place, as applicable. Any transaction costs associated with portfolio adjustments to an Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to an Acquiring Fund that occur after the Closing Date will be borne by the respective Acquiring Fund.

For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest

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rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have the same investment objectives and similar strategies as described above, the funds are subject to similar investment risks.

What risks are associated with an investment in each of the funds?

Each Target Fund has the same principal risks as its corresponding Acquiring Fund. The following is a summary of the risks associated with an investment in the funds:

Proposal 1- Fidelity Advisor® Dividend Growth Fund

•	Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•	“Growth” Investing.

“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

•	“Value” Investing.

“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Proposal 2- Fidelity Advisor® Equity Value Fund

•	Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•	“Value” Investing.
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“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Proposal 3- Fidelity Advisor® Value Leaders Fund

•	Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•	Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•	“Value” Investing.

“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

•	Mid Cap Investing.

The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

For more information about the principal risks associated with an investment in each Target Fund, please refer to the “Investment Details” section of the respective Target Fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective Target Fund’s Statement of Additional Information, each of which are incorporated by reference. For more information relating to Class A, Class M, Class C, Class I, and Class Z, as applicable, of each Acquiring Fund, please refer to Attachment 7 for Fidelity® Dividend Growth Fund, Attachment 8 for Fidelity® Value Discovery Fund, or Attachment 9 for Fidelity® Blue Chip Value Fund or 3 as applicable, and to the “Investment Policies and Limitations” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each Target Fund’s shares and Retail class shares of each Acquiring Fund from year to year and compares the performance of shares to the performance of a securities market index and an additional index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The index descriptions appear in the “Additional Index Information” section of each Target Fund’s Prospectus, which is incorporated herein by reference. For more information relating to Class A, Class C, Class M, Class I, and Class Z, as applicable, of each Acquiring Fund, please see Attachment 7 (Fidelity® Dividend Growth Fund), Attachment 8 (Fidelity® Value Discovery Fund), or Attachment 9 (Fidelity® Blue Chip Value Fund), as applicable. Past performance (before and after taxes, if applicable) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information for each Target Fund.

Visit www.fidelity.com for more recent performance information for Fidelity® Dividend Growth Fund, a class of shares of Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, a class of

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shares of Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, a class of shares of Fidelity® Blue Chip Value Fund.

Performance history will be available for each Acquiring Fund at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z, as applicable, after Class A, Class M, Class C, Class I, and Class Z, as applicable, have been in operation for one calendar year.

Fidelity Advisor® Dividend Growth Fund

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.66%	December 31, 2020
Lowest Quarter Return	- 29.26%	March 31, 2020
Year-to-Date Return	24.79%	September 30, 2024

Average Annual Returns

  Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

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For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	10.59%	10.10%	7.89%
Return After Taxes on Distributions	9.77%	8.87%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	6.83%	7.86%	5.85%
Class M - Return Before Taxes	12.96%	10.37%	7.88%
Class C - Return Before Taxes	15.44%	10.54%	7.86%
Class I - Return Before Taxes	17.56%	11.68%	8.79%
Class Z - Return Before Taxes	17.77%	11.85%	8.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Morningstar® US Dividend Growth Index℠ (reflects no deduction for fees, expenses, or taxes)	10.44%	12.96%	11.16%

Fidelity Advisor® Equity Value Fund

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.99%	December 31, 2020
Lowest Quarter Return	- 26.61%	March 31, 2020
Year-to-Date Return	12.06%	September 30, 2024
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Average Annual Returns

  Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	-1.10%	9.35%	7.15%
Return After Taxes on Distributions	-1.88%	8.62%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	-0.09%	7.34%	5.64%
Class M - Return Before Taxes	1.07%	9.60%	7.13%
Class C - Return Before Taxes	3.17%	9.80%	7.12%
Class I - Return Before Taxes	5.27%	10.97%	8.09%
Class Z - Return Before Taxes	5.38%	11.11%	8.10	%A
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.66%	10.84%	8.28%
A From February 1, 2017.

Fidelity Advisor® Value Leaders Fund

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

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During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.13%	December 31, 2020
Lowest Quarter Return	- 30.77%	March 31, 2020
Year-to-Date Return	9.79%	September 30, 2024

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	0.66%	7.73%	6.25%
Return After Taxes on Distributions	-0.61%	6.88%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares	1.20%	6.01%	4.92%
Class M - Return Before Taxes	2.79%	7.97%	6.24%
Class C - Return Before Taxes	5.01%	8.20%	6.24%
Class I - Return Before Taxes	7.08%	9.32%	7.17%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	11.80%

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The fund has begun comparing its performance to the Russell 1000® Index to satisfy a new SEC disclosure requirement.

Fidelity® Dividend Growth Fund

Year-by-Year Returns*

During the periods shown in the chart for Fidelity® Dividend Growth Fund:	Returns	Quarter ended
Highest Quarter Return	17.91%	December 31, 2020
Lowest Quarter Return	- 29.15%	March 31, 2020
Year-to-Date Return	25.19%	September 30, 2024

* The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Dividend Growth Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

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For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Dividend Growth Fund
Return Before Taxes	17.83%	11.87%	8.90%
Return After Taxes on Distributions	16.82%	10.23%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares	11.20%	9.16%	6.52%
Morningstar® US Dividend Growth Index℠ (reflects no deduction for fees, expenses, or taxes)	10.45%	12.96%	11.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

* The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Dividend Growth Fund’s returns only to the extent that the classes do not have the same expenses.

Fidelity® Value Discovery Fund

Year-by-Year Returns*

During the periods shown in the chart for Fidelity® Value Discovery Fund:	Returns	Quarter ended
Highest Quarter Return	18.11%	December 31, 2020
Lowest Quarter Return	-26.55%	March 31, 2020
Year-to-Date Return	12.26%	September 30, 2024

* The returns shown above are for Fidelity® Value Discovery Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Value Discovery Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Value Discovery Fund’s returns only to the extent that the classes do not have the same expenses.

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Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund
Return Before Taxes	5.30%	11.08%	8.24%
Return After Taxes on Distributions	4.00%	10.05%	7.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.00%	8.71%	6.56%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.66%	10.84%	8.28%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%

* The returns shown above are for Fidelity® Value Discovery Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Value Discovery Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Value Discovery Fund’s returns only to the extent that the classes do not have the same expenses.

The fund has begun comparing its performance to the Russell 3000® Index to satisfy a new SEC disclosure requirement.

Fidelity® Blue Chip Value Fund

Year-by-Year Returns*

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During the periods shown in the chart for Fidelity® Blue Chip Value Fund:	Returns	Quarter ended
Highest Quarter Return	16.24%	December 31, 2020
Lowest Quarter Return	-30.60%	March 31, 2020
Year-to-Date Return	10.10%	September 30, 2024

* The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, and Class I would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, and Class I’s  returns would differ from Fidelity® Blue Chip Value Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Blue Chip Value Fund
Return Before Taxes	7.08%	9.53%	7.40%
Return After Taxes on Distributions	6.15%	8.98%	6.94%
Return After Taxes on Distributions and Sale of Fund Shares	4.82%	7.49%	5.92%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	11.80%

* The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, and Class I would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, and Class I’s, returns would differ from Fidelity® Blue Chip Value Fund’s returns only to the extent that the classes do not have the same expenses.

The fund has begun comparing its performance to the Russell 1000® Index to satisfy a new SEC disclosure requirement.

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PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® DIVIDEND GROWTH FUND AND FIDELITY® DIVIDEND GROWTH FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Dividend Growth Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for shares of Fidelity® Dividend Growth Fund and the assumption by Fidelity® Dividend Growth Fund of Fidelity Advisor® Dividend Growth Fund’s liabilities; and (b) the distribution of shares of Fidelity® Dividend Growth Fund to the shareholders of Fidelity Advisor® Dividend Growth Fund as provided for in the Agreement.

The value of Fidelity Advisor® Dividend Growth Fund’s assets to be acquired by Fidelity® Dividend Growth Fund and the amount of its liabilities to be assumed by Fidelity® Dividend Growth Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Dividend Growth Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Dividend Growth Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Fidelity® Dividend Growth Fund will deliver to Fidelity Advisor® Dividend Growth Fund, and Fidelity Advisor® Dividend Growth Fund will distribute to its shareholders of record, shares of Fidelity® Dividend Growth Fund so that each Fidelity Advisor® Dividend Growth Fund shareholder will receive the number of full and fractional shares of Fidelity® Dividend Growth Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Dividend Growth Fund held by such shareholder on the Closing Date; Fidelity Advisor® Dividend Growth Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Dividend Growth Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Dividend Growth Fund due that shareholder. The net asset value per share of Fidelity® Dividend Growth Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Dividend Growth Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Dividend Growth Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Dividend Growth Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Dividend Growth Fund is liquidated.

FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor® Dividend Growth Fund will bear any such costs above those borne by FMR.

All of the current investments of Fidelity Advisor® Dividend Growth Fund are permissible investments for Fidelity® Dividend Growth Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Dividend

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Growth Fund and Fidelity® Dividend Growth Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Dividend Growth Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Dividend Growth Fund that occur after the Closing Date will be borne by Fidelity® Dividend Growth Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Dividend Growth Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)  the compatibility of the investment objectives, strategies, and policies of the funds;

(2)  the historical performance of the funds;

(3)  the fees and expenses and the relative expense ratios of the funds;

(4)  the potential benefit of the Reorganization to shareholders of the funds;

(5)  the costs to be incurred by each fund as a result of the Reorganization;

(6)  the tax consequences of the Reorganization;

(7)  the relative size of the funds;

(8)  the elimination of duplicative funds; and

(9)  the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.

FMR proposed the Reorganization to Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Advisor® Dividend Growth Fund to pursue the same investment objective and investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Dividend Growth Fund are expected to benefit from an expense reduction of approximately 1 to 3 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Dividend Growth Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Dividend Growth Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Dividend Growth Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

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Fidelity® Dividend Growth Fund is a series of Fidelity Securities Fund. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Dividend Growth Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Dividend Growth Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Dividend Growth Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Dividend Growth Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

 Fidelity Securities Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, for Fidelity® Dividend Growth Fund in the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Federal Income Tax Considerations

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Dividend Growth Fund shareholders that have their Fidelity Advisor® Dividend Growth Fund shares exchanged for Fidelity® Dividend Growth Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The exchange of Fidelity Advisor® Dividend Growth Fund’s assets for Fidelity® Dividend Growth Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Dividend Growth Fund by Fidelity® Dividend Growth Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund, substantially to the effect that:

(i) The acquisition by Fidelity® Dividend Growth Fund of substantially all of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption by Fidelity® Dividend Growth Fund of all liabilities of Fidelity Advisor® Dividend Growth Fund followed by the distribution of Fidelity® Dividend Growth Fund shares to the Fidelity Advisor® Dividend Growth Fund shareholders in exchange for their Fidelity Advisor® Dividend Growth Fund shares in complete liquidation and termination of Fidelity Advisor® Dividend Growth Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Fidelity Advisor® Dividend Growth Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption by Fidelity® Dividend Growth Fund of all liabilities of Fidelity

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Advisor® Dividend Growth Fund, except that Fidelity Advisor® Dividend Growth Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Fidelity Advisor® Dividend Growth Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Dividend Growth Fund shares received by Fidelity Advisor® Dividend Growth Fund in the Reorganization;

(iv) Fidelity® Dividend Growth Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption of all liabilities of Fidelity Advisor® Dividend Growth Fund;

(v) The adjusted basis to Fidelity® Dividend Growth Fund of the assets of Fidelity Advisor® Dividend Growth Fund received by Fidelity® Dividend Growth Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Dividend Growth Fund immediately before the exchange;

(vi) Fidelity® Dividend Growth Fund’s holding periods with respect to the assets of Fidelity Advisor® Dividend Growth Fund that Fidelity® Dividend Growth Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Dividend Growth Fund (except where investment activities of Fidelity® Dividend Growth Fund have the effect of reducing or eliminating a holding period with respect to an asset);

 (vii) The Fidelity Advisor® Dividend Growth Fund shareholders will recognize no gain or loss upon receiving Fidelity® Dividend Growth Fund shares in exchange solely for Fidelity Advisor® Dividend Growth Fund shares;

 (viii) The aggregate basis of the Fidelity® Dividend Growth Fund shares received by a/ Fidelity Advisor® Dividend Growth Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Dividend Growth Fund shares surrendered by the Fidelity Advisor® Dividend Growth Fund shareholder in exchange therefor; and

 (ix) A Fidelity Advisor® Dividend Growth Fund shareholder’s holding period for the Fidelity® Dividend Growth Fund shares received by the Fidelity Advisor® Dividend Growth Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Dividend Growth Fund shareholder held Fidelity Advisor® Dividend Growth Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Dividend Growth Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Shareholders of Fidelity Advisor® Dividend Growth Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Dividend Growth Fund would recognize gain or loss on the transfer of its assets to Fidelity® Dividend Growth Fund, and each Fidelity Advisor® Dividend Growth Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax

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basis in its Fidelity Advisor® Dividend Growth Fund shares and the fair market value of the Fidelity® Dividend Growth Fund shares it received.

The Reorganization is expected to end the tax year of Fidelity Advisor® Dividend Growth Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Dividend Growth Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Dividend Growth Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Dividend Growth Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Dividend Growth Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Dividend Growth Fund’s ability to use Fidelity Advisor® Dividend Growth Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.

Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Dividend Growth Fund	November 30	$ 1,681	$ 112.1	$ 444.1
Fidelity® Dividend Growth Fund	July 31	$ 8,189	$ 162.9	$ 2,230.6

Forms of Organization

Fidelity Advisor® Dividend Growth Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Dividend Growth Fund is a diversified series of Fidelity Securities Fund, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series I and Fidelity Securities Fund are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Dividend Growth Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section for Fidelity® Dividend Growth Fund of the Statement of Additional Information relating to this Proxy Statement and Fidelity Advisor® Dividend Growth Fund’ s Statement of Additional Information, each of which is incorporated herein by reference.

Operations of Fidelity® Dividend Growth Fund Following the Reorganization

FMR does not expect Fidelity® Dividend Growth Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Dividend Growth Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Dividend Growth Fund in their current capacities. Zach Turner, who is currently the Portfolio Manager of Fidelity® Dividend Growth

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Fund and Fidelity Advisor® Dividend Growth Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Fidelity® Dividend Growth Fund will be the accounting survivor following the Reorganization.

Capitalization

The following table shows the capitalization of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Dividend Growth Fund were $1,599,646,056, or 20.00% of Fidelity® Dividend Growth Fund.

Fidelity Advisor® Dividend Growth Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Dividend Growth Fund – Class A	$ 594,203,264	$ 22.21	26,750,861
Fidelity Advisor® Dividend Growth Fund – Class M	$ 402,606,006	$ 22.12	18,199,772
Fidelity Advisor® Dividend Growth Fund – Class C	$ 47,036,692	$ 20.62	2,280,834
Fidelity Advisor® Dividend Growth Fund – Class I	$ 400,893,952	$ 24.03	16,686,098
Fidelity Advisor® Dividend Growth Fund – Class Z	$ 154,906,142	$ 24.53	6,314,652

Fidelity Dividend Growth Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Dividend Growth Fund – Class A(b)	$ 594,203,264	$ 22.21(c)	26,750,861(d)
Fidelity® Dividend Growth Fund – Class M(b)	$ 402,606,006	$ 22.12(c)	18,199,772(d)
Fidelity® Dividend Growth Fund – Class C(b)	$ 47,036,692	$ 20.62(c)	2,280,834(d)
Fidelity® Dividend Growth Fund – Class I(b)	$ 400,893,952	$ 24.03(c)	16,686,098(d)
Fidelity® Dividend Growth Fund – Class Z(b)	$ 154,906,142	$ 24.53(c)	6,314,652(d)
Fidelity® Dividend Growth Fund – Retail Class	$ 6,859,492,941	$ 39.71(c)	172,725,315(d)
Fidelity® Dividend Growth Fund – Class K	$ 1,120,397,879	$ 39.65(c)	28,260,003(d)

(a) Fidelity Advisor® Dividend Growth Fund’s estimated one-time Reorganization costs are approximately $218,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b) Class will commence operations prior to the Reorganization.

(c) Class expected to launch at $[__] net asset value per share.

(d) Shares have been adjusted to reflect what will be issued post merger.

The table above assumes that the Reorganization described in Proposal 1 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Dividend Growth Fund shares will be received by shareholders of Fidelity Advisor® Dividend Growth Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Dividend Growth Fund that actually will be received on or after that date.

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Conclusion

 The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series I and Fidelity Securities Fund at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund and that the interests of existing shareholders of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Dividend Growth Fund fail to approve the respective Agreement, FMR may consider other options for the fund.

The Board of Trustees of Fidelity Advisor® Dividend Growth Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® EQUITY VALUE FUND AND FIDELTITY® VALUE DISCOVERY FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Value Discovery Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for shares of Fidelity® Value Discovery Fund and the assumption by Fidelity® Value Discovery Fund of Fidelity Advisor® Equity Value Fund’s liabilities; and (b) the distribution of shares of Fidelity® Value Discovery Fund to the shareholders of Fidelity Advisor® Equity Value Fund as provided for in the Agreement.

The value of Fidelity Advisor® Equity Value Fund’s assets to be acquired by Fidelity® Value Discovery Fund and the amount of its liabilities to be assumed by Fidelity® Value Discovery Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Value Discovery Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Value Discovery Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Fidelity® Value Discovery Fund will deliver to Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Equity Value Fund will distribute to its shareholders of record, shares of Fidelity® Value Discovery Fund so that each Fidelity Advisor® Equity Value Fund shareholder will receive the number of full and fractional shares of Fidelity® Value Discovery Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Equity Value Fund held by such shareholder on the Closing Date; Fidelity Advisor® Equity Value Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Equity Value Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Value Discovery Fund due that shareholder. The net asset value per share of Fidelity® Value Discovery Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Value Discovery Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Equity Value Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Equity Value Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Equity Value Fund is liquidated.

FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor ® Equity Value Fund will bear any such costs above those borne by FMR.

All of the current investments of Fidelity Advisor® Equity Value Fund are permissible investments for Fidelity® Value Discovery Fund. Nevertheless, if shareholders approve the Reorganizations, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund. Any transaction costs associated with portfolio adjustments to

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Fidelity® Value Discovery Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Value Discovery Fund that occur after the Closing Date will be borne by Fidelity® Value Discovery Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Equity Value Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)  the compatibility of the investment objectives, strategies, and policies of the funds;

(2)  the historical performance of the funds;

(3)  the fees and expenses and the relative expense ratios of the funds;

(4)  the potential benefit of the Reorganization to shareholders of the funds;

(5)  the costs to be incurred by each fund as a result of the Reorganization;

(6)  the tax consequences of the Reorganization;

(7)  the relative size of the funds;

(8)  the elimination of duplicative funds; and

(9)  the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.

FMR proposed the Reorganization to Fidelity Advisor® Equity Value Fund’s and Fidelity® Value Discovery Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Boards that the Reorganization will permit shareholders of Fidelity Advisor® Equity Value Fund to pursue the same investment objective and similar investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Equity Value Fund are expected to benefit from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

Fidelity Advisor® Equity Value Fund’s and Fidelity® Value Discovery Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

 Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Equity Value Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Value Discovery Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Value Discovery Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

Fidelity® Value Discovery Fund is a series of Fidelity Puritan Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of

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Fidelity® Value Discovery Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Value Discovery Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Equity Value Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Value Discovery Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Fidelity Puritan Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, for Fidelity® Value Discovery Fund in the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Federal Income Tax Considerations

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Equity Value Fund shareholders that have their Fidelity Advisor® Equity Value Fund shares exchanged for Fidelity® Value Discovery Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The exchange of Fidelity Advisor® Equity Value Fund’s assets for Fidelity® Value Discovery Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Equity Value Fund by Fidelity® Value Discovery Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund, substantially to the effect that:

(i) The acquisition by Fidelity® Value Discovery Fund of substantially all of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption by Fidelity® Value Discovery Fund of all liabilities of Fidelity Advisor® Equity Value Fund followed by the distribution of Fidelity® Value Discovery Fund shares to the Fidelity Advisor® Equity Value Fund shareholders in exchange for their Fidelity Advisor® Equity Value Fund shares in complete liquidation and termination of Fidelity Advisor® Equity Value Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Fidelity Advisor® Equity Value Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Value Discovery Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption by Fidelity® Value Discovery Fund of all liabilities of Fidelity Advisor® Equity Value Fund, except that Fidelity Advisor® Equity Value Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

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(iii) Fidelity Advisor® Equity Value Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Value Discovery Fund shares received by Fidelity Advisor® Equity Value Fund in the Reorganization;

(iv) Fidelity® Value Discovery Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption of all liabilities of Fidelity Advisor® Equity Value Fund;

(v) The adjusted basis to Fidelity® Value Discovery Fund of the assets of Fidelity Advisor® Equity Value Fund received by Fidelity® Value Discovery Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Equity Value Fund immediately before the exchange;

(vi) Fidelity® Value Discovery Fund’s holding periods with respect to the assets of Fidelity Advisor® Equity Value Fund that Fidelity® Value Discovery Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Equity Value Fund (except where investment activities of Fidelity® Value Discovery Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Fidelity Advisor® Equity Value Fund shareholders will recognize no gain or loss upon receiving Fidelity® Value Discovery Fund shares in exchange solely for Fidelity Advisor® Equity Value Fund shares;

(viii) The aggregate basis of the Fidelity® Value Discovery Fund shares received by a Fidelity Advisor® Equity Value Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Equity Value Fund shares surrendered by the Fidelity Advisor® Equity Value Fund shareholder in exchange therefor; and

(ix) A Fidelity Advisor® Equity Value Fund shareholder’s holding period for the Fidelity® Value Discovery Fund shares received by the Fidelity Advisor® Equity Value Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Equity Value Fund shareholder held Fidelity Advisor® Equity Value Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Equity Value Fund shareholder held such shares as a capital asset on the date of the Reorganization.

 Shareholders of Fidelity Advisor® Equity Value Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Equity Value Fund would recognize gain or loss on the transfer of its assets to Fidelity® Value Discovery Fund, and each Fidelity Advisor® Equity Value Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Equity Value Fund shares and the fair market value of the Fidelity® Value Discovery Fund shares it received.

The Reorganization is expected to end the tax year of Fidelity Advisor® Equity Value Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Equity Value Fund for its short tax year

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ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Equity Value Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Equity Value Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Value Discovery Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Value Discovery Fund’s ability to use Fidelity Advisor® Equity Value Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.

Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Equity Value Fund	November 30	$ 220	$ 8.8	$ 53.4
Fidelity® Value Discovery Fund	July 31	$ 3,253	$ 18.8	$ 782.6

Forms of Organization

Fidelity Advisor® Equity Value Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Value Discovery Fund is a diversified series of Fidelity Puritan Trust, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series I and Fidelity Puritan Trust are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Equity Value Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section for Fidelity® Value Discovery Fund of the Statement of Additional Information relating to this Proxy Statement and Fidelity Advisor® Equity Value Fund’ s Statement of Additional Information, each of which is incorporated herein by reference.

Operations of Fidelity® Value Discovery Fund Following the Reorganization

FMR does not expect Fidelity® Value Discovery Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Value Discovery Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Value Discovery Fund in their current capacities. Sean Gavin, who is currently the Portfolio Manager of Fidelity® Value Discovery Fund and Fidelity Advisor® Equity Value Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

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Fidelity® Value Discovery Fund will be the accounting survivor following the Reorganization.

Capitalization

The following table shows the capitalization of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Equity Value Fund was $215,024,232, or 6.9% of Fidelity® Value Discovery Fund.

Fidelity Advisor® Equity Value Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Equity Value Fund – Class A	$ 120,734,031	$ 24.31	4,965,909
Fidelity Advisor® Equity Value Fund – Class M	$ 31,651,905	$ 24.31	1,301,865
Fidelity Advisor® Equity Value Fund – Class C	$ 12,635,293	$ 23.67	533,876
Fidelity Advisor® Equity Value Fund – Class I	$ 36,534,820	$ 25.03	1,459,750
Fidelity Advisor® Equity Value Fund – Class Z	$ 13,468,183	$ 24.85	541,922

Fidelity® Value Discovery Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Value Discovery Fund– Class A(b)	$ 120,734,031	$ 24.31c)	4,965,909(d)
Fidelity® Value Discovery Fund– Class M(b)	$ 31,651,905	$ 24.31(c)	1,301,865(d)
Fidelity® Value Discovery Fund– Class C(b)	$ 12,635,293	$ 23.67c)	533,876(d)
Fidelity® Value Discovery Fund– Class I(b)	$ 36,534,820	$ 25.03(c)	1,459,750(d)
Fidelity® Value Discovery Fund– Class Z(b)	$ 13,468,183	$ 24.85(c)	541,922(d)
Fidelity® Value Discovery Fund– Retail Class	$ 3,065,869,570	$ 38.03(c)	80,617,959(d)
Fidelity® Value Discovery Fund– Class K	$ 64,982,226	$ 38.07(c)	1,706,893(d)

(a) Fidelity Advisor® Equity Value Fund’s estimated one-time Reorganization costs are approximately $78,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b) Class will commence operations prior to the Reorganization.

(c) Class expected to launch at $[__] net asset value per share.

(d) Shares have been adjusted to reflect what will be issued post merger.

The table above assumes that the Reorganization described in Proposal 2 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Value Discovery Fund shares will be received by shareholders of Fidelity Advisor® Equity Value Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Value Discovery Fund that actually will be received on or after that date.

Conclusion

 The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series I and Fidelity Puritan Trust at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor®

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Equity Value Fund and Fidelity® Value Discovery Fund and that the interests of existing shareholders of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Equity Value Fund fail to approve the respective Agreement, FMR may consider other options for the fund.

The Board of Trustees of Fidelity Advisor® Equity Value Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® VALUE LEADERS FUND AND FIDELITY® BLUE CHIP VALUE.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Blue Chip Value Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for shares of Fidelity® Blue Chip Value Fund and the assumption by Fidelity® Blue Chip Value Fund of Fidelity Advisor® Value Leaders Fund’s liabilities; and (b) the distribution of shares of Fidelity® Blue Chip Value Fund to the shareholders of Fidelity Advisor® Value Leaders Fund as provided for in the Agreement.

The value of Fidelity Advisor® Value Leaders Fund’s assets to be acquired by Fidelity® Blue Chip Value Fund and the amount of its liabilities to be assumed by Fidelity® Blue Chip Value Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Blue Chip Value Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Blue Chip Value Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Fidelity® Blue Chip Value Fund will deliver to Fidelity Advisor® Value Leaders Fund, and Fidelity Advisor® Value Leaders Fund will distribute to its shareholders of record, shares of Fidelity® Blue Chip Value Fund so that each Fidelity Advisor® Value Leaders Fund shareholder will receive the number of full and fractional shares of Fidelity® Blue Chip Value Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Value Leaders Fund held by such shareholder on the Closing Date; Fidelity Advisor® Value Leaders Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Value Leaders Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Blue Chip Value Fund due that shareholder. The net asset value per share of Fidelity® Blue Chip Value Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Blue Chip Value Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Value Leaders Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Value Leaders Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Value Leaders Fund is liquidated.

FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor ® Value Leaders Fund will bear any such costs above those borne by FMR.

All of the current investments of Fidelity Advisor® Value Leaders Fund are permissible investments for Fidelity® Blue Chip Value Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Blue Chip Value Fund due to the Reorganization that occur after the Closing Date and any

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additional merger-related costs attributable to Fidelity® Blue Chip Value Fund that occur after the Closing Date will be borne by Fidelity® Blue Chip Value Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Value Leaders Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)  the compatibility of the investment objectives, strategies, and policies of the funds;

(2)  the historical performance of the funds;

(3)  the fees and expenses and the relative expense ratios of the funds;

(4)  the potential benefit of the Reorganization to shareholders of the funds;

(5)  the costs to be incurred by each fund as a result of the Reorganization;

(6)  the tax consequences of the Reorganization;

(7)  the relative size of the funds;

(8)  the elimination of duplicative funds; and

(9)  the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.

FMR proposed the Reorganization to Fidelity Advisor® Value Leaders Fund’s and Fidelity® Blue Chip Value Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Boards that the Reorganization will permit shareholders of Fidelity Advisor® Value Leaders Fund to pursue the same investment objective and similar investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Value Leaders Fund are expected to benefit from an expense reduction of approximately 3 to 9 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

Fidelity Advisor® Value Leaders Fund’s and Fidelity® Blue Chip Value Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

 Holders of Class A, Class M, Class C, and Class I shares of Fidelity Advisor® Value Leaders Fund will receive, respectively, Class A, Class M, Class C, and Class I shares of Fidelity® Blue Chip Value Fund. Class A, Class M, Class C, and Class I shares of Fidelity® Blue Chip Value Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

Fidelity® Blue Chip Value Fund is a series of Fidelity Securities Fund. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Blue Chip Value Fund represents an equal proportionate interest with each other share of the

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fund, and each such share of Fidelity® Blue Chip Value Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Value Leaders Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Blue Chip Value Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Fidelity Securities Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, for Fidelity® Blue Chip Value Fund in the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.

Federal Income Tax Considerations

 The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Value Leaders Fund shareholders that have their Fidelity Advisor® Value Leaders Fund shares exchanged for Fidelity® Blue Chip Value Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. The exchange of Fidelity Advisor® Value Leaders Fund’s assets for Fidelity® Blue Chip Value Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Value Leaders Fund by Fidelity® Blue Chip Value Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund, substantially to the effect that:

(i) The acquisition by Fidelity® Blue Chip Value Fund of substantially all of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption by Fidelity® Blue Chip Value Fund of all liabilities of Fidelity Advisor® Value Leaders Fund followed by the distribution of Fidelity® Blue Chip Value Fund shares to the Fidelity Advisor® Value Leaders Fund shareholders in exchange for their Fidelity Advisor® Value Leaders Fund shares in complete liquidation and termination of Fidelity Advisor® Value Leaders Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Fidelity Advisor® Value Leaders Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Blue Chip Value Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption by Fidelity® Blue Chip Value Fund of all liabilities of Fidelity Advisor® Value Leaders Fund, except that Fidelity Advisor® Value Leaders Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

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(iii) Fidelity Advisor® Value Leaders Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Blue Chip Value Fund shares received by Fidelity Advisor® Value Leaders Fund in the Reorganization;

(iv) Fidelity® Blue Chip Value Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption of all liabilities of Fidelity Advisor® Value Leaders Fund;

(v) The adjusted basis to Fidelity® Blue Chip Value Fund of the assets of Fidelity Advisor® Value Leaders Fund received by Fidelity® Blue Chip Value Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Value Leaders Fund immediately before the exchange;

(vi) Fidelity® Blue Chip Value Fund’s holding periods with respect to the assets of Fidelity Advisor® Value Leaders Fund that Fidelity® Blue Chip Value Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Value Leaders Fund (except where investment activities of Fidelity® Blue Chip Value Fund have the effect of reducing or eliminating a holding period with respect to an asset);

 (vii) The Fidelity Advisor® Value Leaders Fund shareholders will recognize no gain or loss upon receiving Fidelity® Blue Chip Value Fund shares in exchange solely for Fidelity Advisor® Value Leaders Fund shares;

 (viii) The aggregate basis of the Fidelity® Blue Chip Value Fund shares received by a Fidelity Advisor® Value Leaders Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Value Leaders Fund shares surrendered by the Fidelity Advisor® Value Leaders Fund shareholder in exchange therefor; and

 (ix) A Fidelity Advisor® Value Leaders Fund shareholder’s holding period for the Fidelity® Blue Chip Value Fund shares received by the Fidelity Advisor® Value Leaders Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Value Leaders Fund shareholder held Fidelity Advisor® Value Leaders Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Value Leaders Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Shareholders of Fidelity Advisor® Value Leaders Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Value Leaders Fund would recognize gain or loss on the transfer of its assets to Fidelity® Blue Chip Value Fund, and each Fidelity Advisor® Value Leaders Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Value Leaders Fund shares and the fair market value of the Fidelity® Blue Chip Value Fund shares it received.

The Reorganization is expected to end the tax year of Fidelity Advisor® Value Leaders Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Value Leaders Fund for its short tax

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year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Value Leaders Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Value Leaders Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Blue Chip Value Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Blue Chip Value Fund’s ability to use Fidelity Advisor® Value Leaders Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.

Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Value Leaders Fund	October 31	$ 36	$ 2.6	$ 7.6
Fidelity® Blue Chip Value Fund	July 31	$ 723	$ 12.2	$ 153.5

Forms of Organization

Fidelity Advisor® Value Leaders Fund is a diversified series of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Blue Chip Value Fund is a diversified series of Fidelity Securities Fund, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series VIII and Fidelity Securities Fund are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Value Leaders Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section for Fidelity® Blue Chip Value Fund of the Statement of Additional Information relating to this Proxy Statement and Fidelity Advisor® Value Leaders Fund’ s Statement of Additional Information, each of which is incorporated herein by reference.

Operations of Fidelity® Blue Chip Value Fund Following the Reorganization

FMR does not expect Fidelity® Blue Chip Value Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Blue Chip Value Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Blue Chip Value Fund in their current capacities. Sean Gavin, who is currently the Portfolio Manager of Fidelity® Blue Chip Value Fund and Fidelity Advisor® Value Leaders Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Fidelity® Blue Chip Value Fund will be the accounting survivor following the Reorganization.

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Capitalization

The following table shows the capitalization of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Value Leaders Fund was $35,713,219, or 4.8% of Fidelity® Blue Chip Value Fund.

Fidelity Advisor® Value Leaders Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Value Leaders Fund – Class A	$ 21,446,973	$ 23.11	928,153
Fidelity Advisor® Value Leaders Fund – Class M	$ 5,791,481	$ 23.22	249,424
Fidelity Advisor® Value Leaders Fund – Class C	$ 2,373,469	$ 22.32	106,357
Fidelity Advisor® Value Leaders Fund – Class I	$ 6,101,296	$ 23.27	262,141

Fidelity® Blue Chip Value Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Blue Chip Value Fund – Class A(b)	$ 21,446,973	$ 23.11(c)	928,153(d)
Fidelity® Blue Chip Value Fund – Class M(b)	$ 5,791,481	$ 23.22(c)	249,424(d)
Fidelity® Blue Chip Value Fund – Class C(b)	$ 2,373,469	$ 22.32(c)	106,357(d)
Fidelity® Blue Chip Value Fund – Class I(b)	$ 6,101,296	$ 23.27(c)	262,141(d)
Fidelity® Blue Chip Value Fund – Class Z(b)	$ 0	$ 0.00	0
Fidelity® Blue Chip Value Fund – Retail Class	$ 743,829,952	$ 27.00(c)	27,550,605(d)

(a) Fidelity Advisor® Equity Value Fund’s estimated one-time Reorganization costs are approximately $39,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b) Class will commence operations prior to the Reorganization. Class Z is not offered on Fidelity Advisor® Value Leaders Fund.

(c) Class expected to launch at $[__] net asset value per share.

(d) Shares have been adjusted to reflect what will be issued post merger.

The table above assumes that the Reorganization described in Proposal 3 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Blue Chip Value Fund shares will be received by shareholders of Fidelity Advisor® Value Leaders Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Blue Chip Value Fund that actually will be received on or after that date.

Conclusion

 The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series VIII and Fidelity Securities Fund at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund and that the interests of existing shareholders of

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Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund would not be diluted as a result of the Reorganization In the event shareholders of Fidelity Advisor® Value Leaders Fund fail to approve the respective Agreement, FMR may consider other options for the fund.

The Board of Trustees of Fidelity Advisor® Value Leaders Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Class A, Class M, Class C, Class I, and Class Z shares, as applicable, of the Acquiring Funds will not commence operations until approximately the Closing Date of the Reorganizations and, therefore, financial highlights are not available.

Fidelity® Dividend Growth Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:

Fidelity® Dividend Growth Fund Retail Class

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.22	$32.82	$36.80	$26.38	$29.59
Income from Investment Operations
Net investment income (loss) A,B	.37	.47	.44	.42	.58
Net realized and unrealized gain (loss)	8.26	2.26	(1.37)	10.59	(2.29)
Total from investment operations	8.63	2.73	(.93)	11.01	(1.71)
Distributions from net investment income	(.47)	(.47)	(.55)	(.59)	(.49)
Distributions from net realized gain	(.67)	(2.85)	(2.50)	—	(1.01)
Total distributions	(1.14)	(3.33) C	(3.05)	(.59)	(1.50)
Net asset value, end of period	$39.71	$32.22	$32.82	$36.80	$26.38
Total Return D	27.66%	9.39%	(2.83)%	42.42%	(6.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.58%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.70%	.58%	.47%	.49%	.49%
Expenses net of all reductions	.70%	.58%	.47%	.48%	.48%
Net investment income (loss)	1.07%	1.57%	1.27%	1.31%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$6,859	$5,711	$5,661	$6,114	$4,685
Portfolio turnover rate G	70%	66% H	52%	93%	69%
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A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

 Fidelity® Dividend Growth Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Fidelity® Value Discovery Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:

Fidelity® Value Discovery Fund Retail Class

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.46	$36.10	$37.95	$26.99	$28.85
Income from Investment Operations
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Net investment income (loss) A,B	.66	.48	.45	.40	.57 C
Net realized and unrealized gain (loss)	2.74	1.53	(.48)	10.98	(1.53)
Total from investment operations	3.40	2.01	(.03)	11.38	(.96)
Distributions from net investment income	(.58)	(.44)	(.43)	(.42)	(.52)
Distributions from net realized gain	(1.26)	(1.21)	(1.40)	—	(.38)
Total distributions	(1.83) D	(1.65)	(1.82) D	(.42)	(.90)
Net asset value, end of period	$38.03	$36.46	$36.10	$37.95	$26.99
Total Return E	9.99%	5.83%	(.21)%	42.65%	(3.54)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64%	.84%	.80%	.75%	.66%
Expenses net of fee waivers, if any	.64%	.83%	.80%	.75%	.66%
Expenses net of all reductions	.64%	.83%	.80%	.74%	.64%
Net investment income (loss)	1.85%	1.37%	1.20%	1.21%	2.07% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,065,870	$2,911,436	$2,895,400	$3,192,073	$1,788,146
Portfolio turnover rate H	33%	24% I	34% I	36%	70% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to

69

investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Value Discovery Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Fidelity® Blue Chip Value Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:

Fidelity® Blue Chip Value Fund Retail Class

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.17	$23.79	$23.11	$17.02	$19.71
Income from Investment Operations
Net investment income (loss) A,B	.38	.31	.33	.27	.31
Net realized and unrealized gain (loss)	2.36	1.69	.66	6.03	(2.63)
Total from investment operations	2.74	2.00	.99	6.30	(2.32)
Distributions from net investment income	(.38)	(.26)	(.31)	(.21)	(.31)
Distributions from net realized gain	(.53)	(.37)	—	—	(.06)
Total distributions	(.91)	(.62) C	(.31)	(.21)	(.37)
Net asset value, end of period	$27.00	$25.17	$23.79	$23.11	$17.02
Total Return D	11.31%	8.61%	4.28%	37.36%	(12.03)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.85%	.80%	.63%	.58%	.63%
70

Expenses net of fee waivers, if any	.85%	.79%	.63%	.58%	.63%
Expenses net of all reductions	.85%	.79%	.63%	.58%	.61%
Net investment income (loss)	1.52%	1.32%	1.38%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$743,830	$752,556	$740,985	$525,809	$375,786
Portfolio turnover rate G	39%	32%	41%	52%	119%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Blue Chip Value Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

 Fidelity Advisor® Dividend Growth Fund’s financial highlights for the last five fiscal years ended November 30, 2023 (audited), updated to include semi-annual data for the six-month period ended May 31, 2024 (unaudited), are shown in the tables below:

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Fidelity Advisor® Dividend Growth Fund Class A
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.02	$18.40	$20.29	$16.20	$17.06	$17.97
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.21	.14	.27	.24 C
Net realized and unrealized gain (loss)	4.17	.95	(.83)	4.19	(.35)	1.39
Total from investment operations	4.24	1.13	(.62)	4.33	(.08)	1.63
Distributions from net investment income	(.13)	(.20)	(.28)	(.24)	(.25)	(.27)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)	(2.27)
Total distributions	(.49) D	(1.51)	(1.27)	(.24)	(.78) D	(2.54)
Net asset value, end of period	$21.77	$18.02	$18.40	$20.29	$16.20	$17.06
Total Return E,F,G	24.01%	7.00%	(3.46)%	27.06%	(.60)%	12.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.97% J	.99%	.82%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.96% J	.99%	.81%	.83%	.81%	.82%
Expenses net of all reductions	.96% J	.99%	.81%	.83%	.80%	.81%
Net investment income (loss)	.74% J	1.08%	1.16%	.73%	1.84%	1.53% C
Supplemental Data
Net assets, end of period (in millions)	$578	$467	$452	$477	$374	$421
Portfolio turnover rate K	60% J	65%	57%	54%	113%	75%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

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D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class M
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.94	$18.29	$20.14	$16.08	$16.94	$17.85
Income from Investment Operations
Net investment income (loss) A,B	.05	.14	.17	.09	.23	.20 C
Net realized and unrealized gain (loss)	4.16	.94	(.83)	4.17	(.35)	1.39
Total from investment operations	4.21	1.08	(.66)	4.26	(.12)	1.59
Distributions from net investment income	(.10)	(.12)	(.20)	(.20)	(.21)	(.23)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)	(2.27)
Total distributions	(.47)	(1.43)	(1.19)	(.20)	(.74) D	(2.50)
Net asset value, end of period	$21.68	$17.94	$18.29	$20.14	$16.08	$16.94
73

Total Return E,F,G	23.92%	6.72%	(3.70)%	26.77%	(.85)%	12.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.21% J	1.23%	1.06%	1.07%	1.05%	1.07%
Expenses net of fee waivers, if any	1.20% J	1.23%	1.06%	1.07%	1.05%	1.07%
Expenses net of all reductions	1.20% J	1.23%	1.06%	1.07%	1.04%	1.06%
Net investment income (loss)	.50% J	.84%	.92%	.49%	1.59%	1.28% C
Supplemental Data
Net assets, end of period (in millions)	$399	$334	$341	$368	$316	$376
Portfolio turnover rate K	60% J	65%	57%	54%	113%	75%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

74

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class C
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.77	$17.17	$18.89	$15.10	$15.92	$16.92
Income from Investment Operations
Net investment income (loss) A,B	—	.05	.06	(.01)	.14	.11 C
Net realized and unrealized gain (loss)	3.87	.87	(.77)	3.92	(.34)	1.29
Total from investment operations	3.87	.92	(.71)	3.91	(.20)	1.40
Distributions from net investment income	(.07)	(.02)	(.05)	(.12)	(.08)	(.14)
Distributions from net realized gain	(.37)	(1.31)	(.96)	—	(.54)	(2.27)
Total distributions	(.43) D	(1.32) D	(1.01)	(.12)	(.62)	(2.40) D
Net asset value, end of period	$20.21	$16.77	$17.17	$18.89	$15.10	$15.92
Total Return E,F,G	23.55%	6.17%	(4.18)%	26.03%	(1.41)%	11.98%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.73% J	1.78%	1.60%	1.62%	1.61%	1.62%
Expenses net of fee waivers, if any	1.72% J	1.77%	1.60%	1.62%	1.61%	1.61%
Expenses net of all reductions	1.72% J	1.77%	1.60%	1.62%	1.60%	1.61%
Net investment income (loss)	(.02)% J	.29%	.38%	(.06)%	1.04%	.73% C
Supplemental Data
Net assets, end of period (in millions)	$46	$39	$45	$53	$56	$71
Portfolio turnover rate K	60% J	65%	57%	54%	113%	75%
75

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class I
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.45	$19.76	$21.72	$17.32	$18.18	$18.97
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.27	.20	.32	.29 C
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Net realized and unrealized gain (loss)	4.51	1.02	(.89)	4.48	(.36)	1.50
Total from investment operations	4.61	1.26	(.62)	4.68	(.04)	1.79
Distributions from net investment income	(.15)	(.26)	(.35)	(.28)	(.28)	(.31)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)	(2.27)
Total distributions	(.51) D	(1.57)	(1.34)	(.28)	(.82)	(2.58)
Net asset value, end of period	$23.55	$19.45	$19.76	$21.72	$17.32	$18.18
Total Return E,F	24.17%	7.25%	(3.23)%	27.37%	(.36)%	13.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.76%	.59%	.60%	.57%	.58%
Expenses net of fee waivers, if any	.73% I	.75%	.58%	.60%	.57%	.58%
Expenses net of all reductions	.73% I	.75%	.58%	.60%	.56%	.57%
Net investment income (loss)	.97% I	1.31%	1.39%	.96%	2.08%	1.77%C
Supplemental Data
Net assets, end of period (in millions)	$372	$256	$239	$245	$180	$173
Portfolio turnover rate J	60% I	65%	57%	54%	113%	75%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

77

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund Class Z
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.85	$20.15	$22.15	$17.65	$18.51	$19.28
Income from Investment Operations
Net investment income (loss) A,B	.12	.27	.31	.23	.35	.32 C
Net realized and unrealized gain (loss)	4.60	1.05	(.91)	4.57	(.37)	1.52
Total from investment operations	4.72	1.32	(.60)	4.80	(.02)	1.84
Distributions from net investment income	(.16)	(.31)	(.41)	(.30)	(.31)	(.34)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)	(2.27)
Total distributions	(.53)	(1.62)	(1.40)	(.30)	(.84) D	(2.61)
Net asset value, end of period	$24.04	$19.85	$20.15	$22.15	$17.65	$18.51
Total Return E,F	24.22%	7.44%	(3.10)%	27.61%	(.22)%	13.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.60%	.43%	.45%	.41%	.43%
Expenses net of fee waivers, if any	.62% I	.60%	.43%	.44%	.41%	.43%
Expenses net of all reductions	.62% I	.60%	.43%	.44%	.40%	.42%
78

Net investment income (loss)	1.08% I	1.47%	1.55%	1.12%	2.23%	1.92% C
Supplemental Data
Net assets, end of period (in millions)	$121	$33	$53	$60	$55	$13
Portfolio turnover rate J	60% I	65%	57%	54%	113%	75%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.67%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Dividend Growth Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Annual Report to Shareholders and the unaudited financial statements contained in the fund’s Form N-CSRS, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

79

Fidelity Advisor® Equity Value Fund’s financial highlights for the last five fiscal years ended November 30, 2023 (audited), updated to include semi-annual data for the six-month period ended May 31, 2024 (unaudited), are shown in the tables below:

Fidelity Advisor® Equity Value Fund Class A
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$23.31	$22.52	$18.87	$18.81	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.16	.27	.20	.16	.24 C	.26
Net realized and unrealized gain (loss)	1.77	(.83)	1.30	3.69	.80	1.25
Total from investment operations	1.93	(.56)	1.50	3.85	1.04	1.51
Distributions from net investment income	(.30)	(.19)	(.11)	(.20)	(.45)	(.28)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)	(1.19)
Total distributions	(.77)	(.36)	(.71)	(.20)	(.98)	(1.47)
Net asset value, end of period	$23.55	$22.39	$23.31	$22.52	$18.87	$18.81
Total Return D,E,F	8.80%	(2.38)%	6.63%	20.58%	5.68%	9.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.14%	1.19%	1.14%	1.11%	1.00%
Expenses net of fee waivers, if any	1.01% I	1.13%	1.15%	1.14%	1.10%	1.00%
Expenses net of all reductions	1.01% I	1.13%	1.15%	1.14%	1.09%	.99%
Net investment income (loss)	1.36% I	1.24%	.90%	.73%	1.44% C	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$117,513	$110,910	$117,379	$96,669	$67,291	$71,916
Portfolio turnover rate J	30% I	29%	40%	35%	75%	43% K

A Calculated based on average shares outstanding during the period.

80

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class M
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$23.28	$22.50	$18.85	$18.79	$18.73
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.14	.11	.20 C	.21
Net realized and unrealized gain (loss)	1.78	(.83)	1.29	3.69	.79	1.26
81

Total from investment operations	1.91	(.61)	1.43	3.80	.99	1.47
Distributions from net investment income	(.25)	(.13)	(.05)	(.15)	(.40)	(.23)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)	(1.19)
Total distributions	(.72)	(.30)	(.65)	(.15)	(.93)	(1.41) D
Net asset value, end of period	$23.56	$22.37	$23.28	$22.50	$18.85	$18.79
Total Return E,F,G	8.69%	(2.60)%	6.32%	20.31%	5.37%	9.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.26% J	1.38%	1.44%	1.39%	1.37%	1.26%
Expenses net of fee waivers, if any	1.25% J	1.38%	1.40%	1.38%	1.36%	1.26%
Expenses net of all reductions	1.25% J	1.37%	1.40%	1.38%	1.35%	1.26%
Net investment income (loss)	1.11% J	.99%	.65%	.48%	1.19% C	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,985	$30,938	$33,509	$31,217	$25,905	$28,791
Portfolio turnover rate K	30% J	29%	40%	35%	75%	43% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

82

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class C
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.73	$22.65	$21.89	$18.33	$18.29	$18.25
Income from Investment Operations
Net investment income (loss) A,B	.07	.10	.03	(.01)	.10 C	.12
Net realized and unrealized gain (loss)	1.72	(.80)	1.25	3.61	.76	1.24
Total from investment operations	1.79	(.70)	1.28	3.60	.86	1.36
Distributions from net investment income	(.10)	(.05)	—	(.04)	(.29)	(.13)
Distributions from net realized gain	(.47)	(.17)	(.52)	—	(.53)	(1.19)
Total distributions	(.57)	(.22)	(.52)	(.04)	(.82)	(1.32)
Net asset value, end of period	$22.95	$21.73	$22.65	$21.89	$18.33	$18.29
Total Return D,E,F	8.36%	(3.10)%	5.81%	19.67%	4.78%	8.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.78% I	1.94%	1.98%	1.93%	1.91%	1.79%
83

Expenses net of fee waivers, if any	1.77% I	1.90%	1.90%	1.93%	1.90%	1.79%
Expenses net of all reductions	1.77% I	1.90%	1.90%	1.93%	1.89%	1.79%
Net investment income (loss)	.59% I	.47%	.15%	(.06)%	.64% C	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$13,031	$13,766	$17,461	$14,096	$11,555	$15,819
Portfolio turnover rate J	30% I	29%	40%	35%	75%	43% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

84

Fidelity Advisor® Equity Value Fund Class I
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.04	$23.96	$23.14	$19.39	$19.16	$19.09
Income from Investment Operations
Net investment income (loss) A,B	.19	.34	.26	.22	.30 C	.31
Net realized and unrealized gain (loss)	1.83	(.84)	1.33	3.79	.81	1.28
Total from investment operations	2.02	(.50)	1.59	4.01	1.11	1.59
Distributions from net investment income	(.35)	(.25)	(.18)	(.26)	(.35)	(.34)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)	(1.19)
Total distributions	(.83) D	(.42)	(.77) D	(.26)	(.88)	(1.52) D
Net asset value, end of period	$24.23	$23.04	$23.96	$23.14	$19.39	$19.16
Total Return E,F	8.94%	(2.09)%	6.86%	20.93%	5.95%	10.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.88%	.94%	.90%	.77%	.72%
Expenses net of fee waivers, if any	.74% I	.88%	.90%	.90%	.76%	.72%
Expenses net of all reductions	.74% I	.88%	.90%	.90%	.75%	.72%
Net investment income (loss)	1.63% I	1.49%	1.15%	.97%	1.78% C	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$36,735	$35,934	$52,405	$51,171	$16,291	$18,538
Portfolio turnover rate J	30% I	29%	40%	35%	75%	43% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

85

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund Class Z
	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.90	$23.82	$23.00	$19.26	$19.18	$19.12
Income from Investment Operations
Net investment income (loss) A,B	.21	.37	.30	.26	.32 C	.33
Net realized and unrealized gain (loss)	1.81	(.84)	1.32	3.75	.82	1.28
Total from investment operations	2.02	(.47)	1.62	4.01	1.14	1.61
Distributions from net investment income	(.39)	(.28)	(.20)	(.27)	(.52)	(.37)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)	(1.19)
86

Total distributions	(.86)	(.45)	(.80)	(.27)	(1.06) D	(1.55) D
Net asset value, end of period	$24.06	$22.90	$23.82	$23.00	$19.26	$19.18
Total Return E,F	9.02%	(1.96)%	7.02%	21.07%	6.09%	10.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.75%	.79%	.74%	.70%	.58%
Expenses net of fee waivers, if any	.59% I	.74%	.75%	.74%	.69%	.58%
Expenses net of all reductions	.59% I	.74%	.75%	.74%	.68%	.58%
Net investment income (loss)	1.78% I	1.63%	1.30%	1.12%	1.86% C	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$12,945	$15,274	$21,317	$35,306	$2,606	$3,852
Portfolio turnover rate J	30% I	29%	40%	35%	75%	43% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if

87

applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Equity Value Fund financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Annual Report to Shareholders and the unaudited financial statements contained in the fund’s Form N-CSRS, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Fidelity Advisor® Value Leaders Fund’s financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the tables below:

Fidelity Advisor® Value Leaders Fund Class A
Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.54	$20.97	$22.22	$15.67	$18.62
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.17	.17	.15
Net realized and unrealized gain (loss)	3.33	(.26)	.18	6.49	(2.81)
Total from investment operations	3.59	(.03)	.35	6.66	(2.66)
Distributions from net investment income	(.29)	(.13)	(.15)	(.11)	(.20)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.13)	(.40)	(1.60)	(.11)	(.29)
Net asset value, end of period	$23.00	$20.54	$20.97	$22.22	$15.67
Total Return C,D	18.13%	(.21)%	1.92%	42.68%	(14.57)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	1.38%	1.41%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	1.15%	1.14%	1.15%	1.15%	1.25%
Expenses net of all reductions	1.14%	1.14%	1.15%	1.15%	1.24%
Net investment income (loss)	1.19%	1.11%	.83%	.83%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390	$18,484	$20,328	$16,513	$10,954
Portfolio turnover rate G	32%	40%	39%	51%	144%
88

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class M
Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$21.05	$22.30	$15.72	$18.68
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	.12	.12	.11
Net realized and unrealized gain (loss)	3.34	(.26)	.17	6.52	(2.83)
Total from investment operations	3.55	(.08)	.29	6.64	(2.72)
Distributions from net investment income	(.23)	(.08)	(.09)	(.06)	(.15)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.07)	(.35)	(1.54)	(.06)	(.24)
Net asset value, end of period	$23.10	$20.62	$21.05	$22.30	$15.72
Total Return C,D	17.83%	(.43)%	1.63%	42.32%	(14.79)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.62%	1.65%	1.55%	1.54%	1.64%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.41%	1.50%
Expenses net of all reductions	1.39%	1.39%	1.40%	1.41%	1.49%
Net investment income (loss)	.94%	.86%	.57%	.57%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$5,610	$5,376	$5,569	$5,275	$3,821
Portfolio turnover rate G	32%	40%	39%	51%	144%

A Calculated based on average shares outstanding during the period.

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B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class C
Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.81	$20.29	$21.49	$15.18	$17.99
Income from Investment Operations
Net investment income (loss) A,B	.09	.07	.02	.01	.03
Net realized and unrealized gain (loss)	3.22	(.26)	.18	6.30	(2.75)
Total from investment operations	3.31	(.19)	.20	6.31	(2.72)
Distributions from net investment income	(.12)	(.02)	—	—	—
Distributions from net realized gain	(.84)	(.27)	(1.40)	—	(.09)
Total distributions	(.95) C	(.29)	(1.40)	—	(.09)
Net asset value, end of period	$22.17	$19.81	$20.29	$21.49	$15.18
Total Return D,E	17.27%	(.99)%	1.19%	41.57%	(15.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.14%	2.21%	2.10%	2.09%	2.18%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.93%	2.00%
Expenses net of all reductions	1.89%	1.90%	1.89%	1.93%	1.99%
Net investment income (loss)	.44%	.36%	.08%	.05%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,300	$2,469	$2,847	$1,875	$1,763
Portfolio turnover rate H	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

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ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund Class I
Years ended October 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.70	$21.12	$22.39	$15.80	$18.78
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.22	.23	.20
Net realized and unrealized gain (loss)	3.34	(.27)	.18	6.54	(2.82)
Total from investment operations	3.66	.02	.40	6.77	(2.62)
Distributions from net investment income	(.35)	(.17)	(.22)	(.18)	(.27)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.18) C	(.44)	(1.67)	(.18)	(.36)
Net asset value, end of period	$23.18	$20.70	$21.12	$22.39	$15.80
Total Return D	18.40%	.05%	2.16%	43.08%	(14.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	1.08%	.94%	.94%	.99%
Expenses net of fee waivers, if any	.90%	.90%	.89%	.87%	.99%
Expenses net of all reductions	.89%	.90%	.89%	.87%	.98%
Net investment income (loss)	1.44%	1.36%	1.08%	1.11%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,152	$5,397	$9,872	$3,041	$1,898
Portfolio turnover rate G	32%	40%	39%	51%	144%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

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FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Leaders Fund financial should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy on or about February 19, 2025. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of each Target Fund’s Trust. In addition, Broadridge Financial Solutions, Inc (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of a Target Fund. Each Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of a Target Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Fidelity Advisor® Dividend Growth Fund	$15,600	$3,900
Fidelity Advisor® Equity Value Fund	$ 4,800	$1,200
Fidelity Advisor® Value Leaders Fund	$ 1,600	$ 400

If a Target Fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For each of the Target Funds, FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. Any such expenses exceeding the portion borne by FMR will be borne by the applicable Target Fund. Proxy expenses, with the exception of related legal expenses, are allocated among the Target Funds based on the number of shareholder accounts in each fund. Proxy related legal expenses are allocated among the Target Funds based on each fund’s relative net assets.

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For a free copy of Fidelity Advisor® Dividend Growth Fund’s annual report for the fiscal year ended November 30, 2023 and Form N-CSRS for the fiscal period ended May 31, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity Advisor® Equity Value Fund’s annual report for the fiscal year ended November 30, 2023 and Form N-CSRS for the fiscal period ended May 31, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of Fidelity Advisor® Value Leaders Fund’s annual report for the fiscal year ended October 31, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on February 19, 2025 will be entitled to vote at the Meeting of the Target Fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by a Target Fund’s trust, by the execution of a later–dated proxy card by a Target Fund’s trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a Target Fund’s Meeting and voting.

All proxies solicited by a Target Fund’s Board of Trustees that are properly executed and received by the Secretary prior to a Target Fund’s Meeting, and that are not revoked, will be voted at the respective Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.

With respect to Target Fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each Target Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of the scheduled Meetings.

FMR has advised each Target Fund’s trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the applicable Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in

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accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of December 31, 2024, shares of each class of each Target Fund and each Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity Advisor® Dividend Growth Fund: Class A	[ ]
Fidelity Advisor® Dividend Growth Fund: Class M	[ ]
Fidelity Advisor® Dividend Growth Fund: Class C	[ ]
Fidelity Advisor® Dividend Growth Fund: Class I	[ ]
Fidelity Advisor® Dividend Growth Fund: Class Z	[ ]
Fidelity® Dividend Growth Fund: Retail Class	[ ]
Fidelity® Dividend Growth Fund: Class A	[ ]
Fidelity® Dividend Growth Fund: Class M	[ ]
Fidelity® Dividend Growth Fund: Class C	[ ]
Fidelity® Dividend Growth Fund: Class I	[ ]
Fidelity® Dividend Growth Fund: Class Z	[ ]
Fidelity Advisor® Equity Value Fund: Class A	[ ]
Fidelity Advisor® Equity Value Fund: Class M	[ ]
Fidelity Advisor® Equity Value Fund: Class C	[ ]
Fidelity Advisor® Equity Value Fund: Class I	[ ]
Fidelity Advisor® Equity Value Fund: Class Z	[ ]
Fidelity® Value Discovery Fund: Retail Class	[ ]
Fidelity® Value Discovery Fund: Class A	[ ]
Fidelity® Value Discovery Fund: Class M	[ ]
Fidelity® Value Discovery Fund: Class C	[ ]
Fidelity® Value Discovery Fund: Class I	[ ]
Fidelity® Value Discovery Fund: Class Z	[ ]
Fidelity® Value Discovery Fund: Class K	[ ]
Fidelity Advisor® Value Leaders Fund: Class A	[ ]
Fidelity Advisor® Value Leaders Fund: Class M	[ ]
Fidelity Advisor® Value Leaders Fund: Class C	[ ]
Fidelity Advisor® Value Leaders Fund: Class I	[ ]
Fidelity® Blue Chip Value Fund: Retail Class	[ ]
Fidelity® Blue Chip Value Fund: Class A	[ ]
Fidelity® Blue Chip Value Fund: Class M	[ ]
Fidelity® Blue Chip Value Fund: Class C	[ ]
Fidelity® Blue Chip Value Fund: Class I	[ ]
Fidelity® Blue Chip Value Fund: Class Z	[ ]

[As of December 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.]

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[As of December 31, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares:]

[As of December 31, 2024, the following owned of record and/or beneficially 25% or more of the outstanding shares:]

Required Vote

Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific Target Fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at a Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.

Submission of Certain Shareholder Proposals

Each Target Fund Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.

Other Business

Each Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to each Target Fund’s Trust.

Experts

The audited financial statements of Fidelity® Dividend Growth Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

 The audited financial statements of Fidelity Value Discovery Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

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The audited financial statements of Fidelity® Blue Chip Value Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The audited financial statements of Fidelity Advisor® Dividend Growth Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2023. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for Fidelity Advisor® Dividend Growth Fund for the six-month period ended May 31, 2024, are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

 The audited financial statements of Fidelity Advisor® Equity Value Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended November 30, 2023. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for Fidelity Advisor® Equity Value Fund for the six-month period ended May 31, 2024 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

The audited financial statements of Fidelity Advisor® Value Leaders Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

 Please advise Fidelity Advisor Series I or Fidelity Advisor Series VIII, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Attachment 1

Proposal 1 - Fidelity Advisor® Dividend Growth Fund

The following tables show the fees and expenses of Fidelity Advisor® Dividend Growth Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund). [The combined pro forma expenses for Fidelity Dividend Growth Fund assume the Reorganization occurs and are aligned with those presented in the fee table included in the registration statement for the new Advisor share classes of the Acquiring Fund, but excluding performance adjustments.]

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.06%	1.01%	1.01%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. All

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management fees shown in this Attachment 1 exclude performance adjustments. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.69%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.30%	1.26%	1.26%
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A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. All management fees shown in this Attachment 1 exclude performance adjustments. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

B Class C will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
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Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.81%	1.76%	1.76%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. All management fees shown in this Attachment 1 exclude performance adjustments. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.81%	0.76%	0.76%
100

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. All management fees shown in this Attachment 1 exclude performance adjustments. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class Z

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class Z will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.56%A,B,C	0.55%A	0.55%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.67%	0.64%	0.64%
101

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. All management fees shown in this Attachment 1 exclude performance adjustments. For additional information for Fidelity Advisor® Dividend Growth Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Dividend Growth Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Dividend Growth Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 7.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

102

Attachment 2

Proposal 2 - Fidelity Advisor® Equity Value Fund

The following tables show the fees and expenses of Fidelity Advisor® Equity Value Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund). [The combined pro forma expenses for Fidelity Value Discovery Fund assume the Reorganization occurs and are aligned with those presented in the fee table included in the registration statement for the new Advisor share classes of the Acquiring Fund, but excluding performance adjustments.]

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.08C	0.01%	0.01%C
Total Annual Operating Expenses	1.03%	0.94%	0.94%
103

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. All management fees shown in this Attachment 2 exclude performance adjustments. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A
A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	1.28%	1.19%	1.19%
104

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. All management fees shown in this Attachment 2 exclude performance adjustments. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year. .

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A On Class C shares redeemed less than one year after purchase.

B Class C will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.79%	1.69%	1.69%
105

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. All management fees shown in this Attachment 2 exclude performance adjustments. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.68%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	0.76%	0.69%	0.69%
106

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. All management fees shown in this Attachment 2 exclude performance adjustments. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class Z

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class Z will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.56%A,B,C	0.56%A	0.56%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	0.64%	0.57%	0.57%
107

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. All management fees shown in this Attachment 2 exclude performance adjustments. For additional information for Fidelity Advisor® Equity Value Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Equity Value Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Value Discovery Fund, please see the “Fund Management - Advisory Fee(s)” section in Attachment 8.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Class Z was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

108

Attachment 3

Proposal 3 - Fidelity Advisor® Value Leaders Fund

The following tables show the fees and expenses of Fidelity Advisor® Value Leaders Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund). [The combined pro forma expenses for Fidelity Blue Chip Value Fund assume the Reorganization occurs and are aligned with those presented in the fee table included in the registration statement for the new Advisor share classes of the Acquiring Fund, but excluding performance adjustments.]

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

B Class A will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.72%A	0.72%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.29%	1.00%	1.00%
Fee Waiver and/or Expense Reimbursement	0.14%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.00%	1.00%
109

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. All management fees shown in this Attachment 3 exclude performance adjustments. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.15% (the Expense Cap). If at any time during the current fiscal year expenses for Class A of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund[ and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year. .

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	None A

A Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

B Class M will commence operations prior to the Reorganization.

110

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.71%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.53%	1.24%	1.24%
Fee Waiver and/or Expense Reimbursement	0.13%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.24%	1.24%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. All management fees shown in this Attachment 3 exclude performance adjustments. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class M was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.40% (the Expense Cap). If at any time during the current fiscal year expenses for Class M of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund[ and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year. .

Class C

Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A
111

A On Class C shares redeemed less than one year after purchase.

B Class C will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.72%A	0.72%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	2.04%	1.75%	1.75%
Fee Waiver and/or Expense Reimbursement	0.14%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	1.75%	1.75%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. All management fees shown in this Attachment 3 exclude performance adjustments. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund[ and November 30, 2026 for Fidelity® Blue Chip Value Fund]. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

Class I

Shareholder Fees (paid directly from your investment)

112

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundA	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A Class I will commence operations prior to the Reorganization.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.66%A,B,C	0.66%A	0.66%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	0.98%	0.69%	0.69%
Fee Waiver and/or Expense Reimbursement	0.08%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.69%	0.69%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. All management fees shown in this Attachment 3 exclude performance adjustments. For additional information for Fidelity Advisor® Value Leaders Fund, please see the “Fund Services - Fund Management - Advisory Fee(s)” section in Fidelity Advisor® Value Leaders Fund’s Prospectus, which is incorporated by reference. For additional information for Fidelity® Blue Chip Value, please see the “Fund Management - Advisory Fee(s)” section in Attachment 9.

B The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class I was previously charged under the services agreements.

C Adjusted to reflect current fees.

D Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund[ and November 30, 2026 for Fidelity® Blue Chip Value] Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

113

Attachment 4

Proposal 1 - Fidelity Advisor® Dividend Growth Fund

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

Class A

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 677	$ 677	$ 672	$ 672	$ 672	$ 672
3 years	$ 893	$ 893	$ 878	$ 878	$ 878	$ 878
5 years	$ 1,126	$ 1,126	$ 1,101	$ 1,101	$ 1,101	$ 1,101
10 years	$ 1,795	$ 1,795	$ 1,740	$ 1,740	$ 1,740	$ 1,740

Class M

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 478	$ 478	$ 474	$ 474	$ 474	$ 474
3 years	$ 748	$ 748	$ 736	$ 736	$ 736	$ 736
5 years	$ 1,038	$ 1,038	$ 1,017	$ 1,017	$ 1,017	$ 1,017
10 years	$ 1,863	$ 1,863	$ 1,819	$ 1,819	$ 1,819	$ 1,819

Class C

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 284	$ 184	$ 279	$ 179	$ 279	$ 179
3 years	$ 569	$ 569	$ 554	$ 554	$ 554	$ 554
5 years	$ 980	$ 980	$ 954	$ 954	$ 954	$ 954
10 years	$ 2,127	$ 2,127	$ 2,073	$ 2,073	$ 2,073	$ 2,073
114

Class I

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 83	$ 83	$ 78	$ 78	$ 78	$ 78
3 years	$ 259	$ 259	$ 243	$ 243	$ 243	$ 243
5 years	$ 450	$ 450	$ 422	$ 422	$ 422	$ 422
10 years	$ 1,002	$ 1,002	$ 942	$ 942	$ 942	$ 942

Class Z

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 68	$ 68	$ 65	$ 65	$ 65	$ 65
3 years	$ 214	$ 214	$ 205	$ 205	$ 205	$ 205
5 years	$ 373	$ 373	$ 357	$ 357	$ 357	$ 357
10 years	$ 835	$ 835	$ 798	$ 798	$ 798	$ 798

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 1 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Attachment 5

Proposal 2 - Fidelity Advisor® Equity Value Fund

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 2 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares

Class A

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 674	$ 674	$ 665	$ 665	$ 665	$ 665
3 years	$ 884	$ 884	$ 857	$ 857	$ 857	$ 857
5 years	$ 1,111	$ 1,111	$ 1,065	$ 1,065	$ 1,065	$ 1,065
10 years	$ 1,762	$ 1,762	$ 1,663	$ 1,663	$ 1,663	$ 1,663

Class M

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 476	$ 476	$ 467	$ 467	$ 467	$ 467
3 years	$ 742	$ 742	$ 715	$ 715	$ 715	$ 715
5 years	$ 1,028	$ 1,028	$ 981	$ 981	$ 981	$ 981
10 years	$ 1,841	$ 1,841	$ 1,743	$ 1,743	$ 1,743	$ 1,743

Class C

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 282	$ 182	$ 272	$ 172	$ 272	$ 172
3 years	$ 563	$ 563	$ 533	$ 533	$ 533	$ 533
5 years	$ 970	$ 970	$ 918	$ 918	$ 918	$ 918
10 years	$ 2,105	$ 2,105	$ 1,998	$ 1,998	$ 1,998	$ 1,998
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Class I

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 78	$ 78	$ 70	$ 70	$ 70	$ 70
3 years	$ 243	$ 243	$ 221	$ 221	$ 221	$ 221
5 years	$ 422	$ 422	$ 384	$ 384	$ 384	$ 384
10 years	$ 942	$ 942	$ 859	$ 859	$ 859	$ 859

Class Z

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 65	$ 65	$ 58	$ 58	$ 58	$ 58
3 years	$ 205	$ 205	$ 183	$ 183	$ 183	$ 183
5 years	$ 357	$ 357	$ 318	$ 318	$ 318	$ 318
10 years	$ 798	$ 798	$ 714	$ 714	$ 714	$ 714

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 2 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Attachment 6

Proposal 3 - Fidelity Advisor® Value Leaders Fund

The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 3 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares

Class A

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 685	$ 685	$ 671	$ 671	$ 671	$ 671
3 years	$ 943	$ 943	$ 875	$ 875	$ 875	$ 875
5 years	$ 1,225	$ 1,225	$ 1,096	$ 1,096	$ 1,096	$ 1,096
10 years	$ 2,026	$ 2,026	$ 1,729	$ 1,729	$ 1,729	$ 1,729

Class M

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 488	$ 488	$ 472	$ 472	$ 472	$ 472
3 years	$ 800	$ 800	$ 730	$ 730	$ 730	$ 730
5 years	$ 1,139	$ 1,139	$ 1,007	$ 1,007	$ 1,007	$ 1,007
10 years	$ 2,095	$ 2,095	$ 1,797	$ 1,797	$ 1,797	$ 1,797

Class C

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 293	$ 193	$ 278	$ 178	$ 278	$ 178
3 years	$ 621	$ 621	$ 551	$ 551	$ 551	$ 551
5 years	$ 1,081	$ 1,081	$ 949	$ 949	$ 949	$ 949
10 years	$ 2,354	$ 2,354	$ 2,062	$ 2,062	$ 2,062	$ 2,062
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Class I

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 92	$ 92	$ 70	$ 70	$ 70	$ 70
3 years	$ 301	$ 301	$ 221	$ 221	$ 221	$ 221
5 years	$ 531	$ 531	$ 384	$ 384	$ 384	$ 384
10 years	$ 1,192	$ 1,192	$ 859	$ 859	$ 859	$ 859

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 3 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Attachment 7

INFORMATION APPLICABLE TO

CLASS A, CLASS M, CLASS C, CLASS I, AND CLASS Z OF FIDELITY® DIVIDEND GROWTH FUND

Investment Objective

Fidelity® Dividend Growth Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in equity securities. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally invests the fund’s assets primarily in companies that currently pay, or have a historical record of paying, dividends.

The fund’s strategy is based on the premise that dividends are an indication of a company’s financial health and companies that pay dividends have an enhanced potential for capital growth. Although the Adviser uses income to evaluate the fund’s investments, the fund does not invest for income.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies

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in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

“Growth” Investing. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Non-Fundamental Investment Policies

The fund’s investment objective is non-fundamental and may be changed without shareholder approval.

 Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Dividend Growth Fund normally invests at least 80% of its assets in equity securities.

Valuing Shares

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The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

 Additional Information about the Purchase and Sale of Shares

 As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

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Information on Placing Orders

You should include the following information with any order:

•	Your name
•	Your account number
•	Type of transaction requested
•	Name(s) of fund(s) and class(es)
•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

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A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer. Some qualified funds of funds may be exempt, as determined by the fund’s Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

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Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

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1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity’s managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with

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the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

When you wish to sell more than $100,000 worth of shares.

When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

When you are requesting that redemption proceeds be paid to someone other than the account owner.

In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

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When you place an order to sell shares, note the following:

Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

You will not receive interest on amounts represented by uncashed redemption checks.

Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

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The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature. After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to

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invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

An exchange of shares is not subject to any applicable CDSCs.

Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

The shares you are acquiring by exchange must be available for sale in your state.

Exchanges may have tax consequences for you if you own shares in a taxable account.

If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

• Make periodic (automatic) purchases of shares.

• Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system
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• To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor® IRA.

• To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts.

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Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Fidelity® Dividend Growth Fund	April, July, October, December
Fund Name	Capital Gains Paid
Fidelity® Dividend Growth Fund	September, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

•	1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

•	2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

•	3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

•	4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

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Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2023, FMR H.K. had

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approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Zach Turner is Portfolio Manager of Fidelity® Dividend Growth Fund, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

For Fidelity® Dividend Growth Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Fidelity® Dividend Growth Fund	0.70%	0.69%	0.72%	0.71%	0.55%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Fund	Performance Adjustment Index
Fidelity® Dividend Growth Fund	S&P 500® Index
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For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus.

To the extent that other classes of Fidelity® Dividend Growth Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund’s Form N-CSRS report for the fiscal period ending January 31, 2025.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

•	Sales charges and concessions (not applicable to Class I and Class Z shares).
•	Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
•	Finder’s fees (not applicable to Class C, Class I, and Class Z shares).
•	Payments for additional distribution-related activities and/or shareholder services.
•	Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment

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professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

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Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate

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or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-

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end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

•	1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
•	2. Purchased for an insurance company separate account.
•	3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
•	4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
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•	7. Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.
•	8. Purchased for an employer-sponsored health savings account.
•	9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.
•	10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s and Class M’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

•	1. For disability or death.
•	2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.
•	3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.
•	4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
•	5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.
•	6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
•	7. (Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).
•	8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment

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professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter.

Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

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Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, and Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services.

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Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I’s and Class Z’s Distribution and Service Plan were considered to be paid out of Class I’s and Class Z’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

 Additional Index Information

Morningstar® US Dividend Growth IndexSM tracks U.S. based securities with a history of uninterrupted dividend growth. The index is a subset of the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. equity market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

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Attachment 8

INFORMATION APPLICABLE TO

CLASS A, CLASS M, CLASS C, CLASS I, AND CLASS Z OF FIDELITY® VALUE DISCOVERY FUND

Investment Objective

Fidelity® Value Discovery Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small

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cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Non-Fundamental Investment Policies

The fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

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NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

•	Your name
•	Your account number
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•	Type of transaction requested
•	Name(s) of fund(s) and class(es)
•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s

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Treasurer. Some qualified funds of funds may be exempt, as determined by the fund’s Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of

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shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan;

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plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity’s managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

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The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

When you wish to sell more than $100,000 worth of shares.

When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

When you are requesting that redemption proceeds be paid to someone other than the account owner.

In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

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Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

You will not receive interest on amounts represented by uncashed redemption checks.

Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

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A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature. After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
•	The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
•	An exchange of shares is not subject to any applicable CDSCs.
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•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
•	The shares you are acquiring by exchange must be available for sale in your state.
•	Exchanges may have tax consequences for you if you own shares in a taxable account.
•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

• Make periodic (automatic) purchases of shares.

• Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.
Automatic Transactions: periodic (automatic) transactions
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• To make contributions from your fund account to your Fidelity Advisor® IRA.

• To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

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Fund Name	Dividends Paid
Fidelity® Value Discovery Fund	September, December
Fund Name	Capital Gains Paid
Fidelity® Value Discovery Fund	September, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

•	1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

•	2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

•	3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

•	4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

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Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

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Sean Gavin is Portfolio Manager of Fidelity® Value Discovery Fund, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

For Fidelity® Value Discovery Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Fidelity® Value Discovery Fund	0.70%	0.70%	0.72%	0.68%	0.56%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Fund	Performance Adjustment Index
Fidelity® Value Discovery Fund	Russell 3000® Value Index

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Value Discovery Fund, a class of shares of the fund that is not offered through this prospectus.

To the extent that other classes of Fidelity® Value Discovery Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

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A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund’s Form N-CSRS report for the fiscal period ending January 31, 2025.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

Sales charges and concessions (not applicable to Class I and Class Z shares).

Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).

Finder’s fees (not applicable to Class C, Class I, and Class Z shares).

Payments for additional distribution-related activities and/or shareholder services.

Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment

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professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

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Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate

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or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-

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end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

•	1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
•	2. Purchased for an insurance company separate account.
•	3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
•	4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
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•	7. Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.
•	8. Purchased for an employer-sponsored health savings account.
•	9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.
•	10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s and Class M’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

•	1. For disability or death.
•	2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.
•	3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.
•	4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
•	5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.
•	6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
•	7. (Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).
•	8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment

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professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter.

Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

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Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, and Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services.

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Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I’s and Class Z’s Distribution and Service Plan were considered to be paid out of Class I’s and Class Z’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Additional Index Information

Russell 3000® Index is a market capitalization-weighted index designed to measure the performance of the 3,000 largest companies in the U.S. equity market.

Russell 3000® Value Index is a market capitalization-weighted index designed to measure the performance of the broad value segment of the U.S. equity market. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

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Attachment 9

INFORMATION APPLICABLE TO

CLASS A, CLASS M, CLASS C, CLASS I, AND CLASS Z OF FIDELITY® BLUE CHIP VALUE FUND

Investment Objective

Fidelity® Blue Chip Value Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund’s assets in blue chip companies. Blue chip companies are companies that, in the Adviser’s view, are well-known, well-established and well-capitalized. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which the Adviser or an affiliate acts as manager, including funds with names, investment objectives, and policies that are similar to the fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in

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response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

“Value” Investing. “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

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Non-Fundamental Investment Policies

The fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Blue Chip Value Fund normally invests at least 80% of its assets in blue chip companies.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

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Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

•	Your name
•	Your account number
•	Type of transaction requested
•	Name(s) of fund(s) and class(es)
•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another

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multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer. Some qualified funds of funds may be exempt, as determined by the fund’s Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

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The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds;

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10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity’s managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

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The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

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•	When you wish to sell more than $100,000 worth of shares.
•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
•	When you are requesting that redemption proceeds be paid to someone other than the account owner.
•	In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
•	You will not receive interest on amounts represented by uncashed redemption checks.
•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

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Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature. After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

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As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
•	The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
•	An exchange of shares is not subject to any applicable CDSCs.
•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
•	The shares you are acquiring by exchange must be available for sale in your state.
•	Exchanges may have tax consequences for you if you own shares in a taxable account.
•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus.

Please contact your investment professional for more information.

Account Features and Policies

 Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

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Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

• Make periodic (automatic) purchases of shares.

• Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor® IRA.

• To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any

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discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Fidelity® Blue Chip Value Fund	September, December
Fund Name	Capital Gains Paid
Fidelity® Blue Chip Value Fund	September, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

•	1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

•	2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

•	3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

•	4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

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If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2023, the Adviser had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

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FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Sean Gavin is Portfolio Manager of Fidelity® Blue Chip Value Fund, which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

For Fidelity® Blue Chip Value Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Fidelity® Blue Chip Value Fund	0.72%	0.71%	0.72%	0.66%	0.60%

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One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Fund	Performance Adjustment Index
Fidelity® Blue Chip Value Fund	Russell 1000® Value Index

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus.

To the extent that other classes of Fidelity® Blue Chip Value Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services. The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund’s Form N-CSRS report for the fiscal period ending January 31, 2025.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

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FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

•	Sales charges and concessions (not applicable to Class I and Class Z shares).
•	Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
•	Finder’s fees (not applicable to Class C, Class I, and Class Z shares).
•	Payments for additional distribution-related activities and/or shareholder services.
•	Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
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$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

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Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the

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reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

•	1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
•	2. Purchased for an insurance company separate account.
•	3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
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•	4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
•	6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
•	7. Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.
•	8. Purchased for an employer-sponsored health savings account.
•	9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.
•	10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s and Class M’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

•	1. For disability or death.
•	2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.
•	3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.
•	4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
•	5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.
•	6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
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•	7. (Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).
•	8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter.

Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

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You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the

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sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, and Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I’s and Class Z’s Distribution and Service Plan were considered to be paid out of Class I’s and Class Z’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

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Additional Index Information

Russell 1000® Index is a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market.

Russell 1000® Value Index is a market capitalization-weighted index designed to measure the performance of the large-cap value segment of the U.S. equity market. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth rates.

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Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [ ], 2024, by and between [], a Massachusetts business trust, on behalf of its series [ ] (the Acquired Fund), and [], a Massachusetts business trust, on behalf of its series [ ] (the Acquiring Fund). [] and [] may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

 (a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

 (c) The Prospectus and Statement of Additional Information of the Acquired Fund dated [], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

 (e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

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 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [ ], have been audited by [], independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended []. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [ ] and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since [ ];

 (h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

 (j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

 (l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

 (m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this

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Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

 (n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

 (a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

 (b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

 (c) The Prospectus(es) and Statement(s) of Additional Information of the Acquiring Fund, dated [ ], as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

 (e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at [ ], have been audited by [ ], independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

 (g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [Acquiring Fund’s most recent FYE as of date of Agreement & Plan] and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since [ ];

 (h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement,

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except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

 (i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

 (j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on [ ];

 (k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

 (l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

 (m)  The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, as filed by the Acquiring Fund Trust on Form N-1A (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

 (n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

 (o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

 (a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other] terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

 (b) The assets of the Acquired Fund to be Acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any

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dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

 (c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

 (e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

 (f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

 (a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

 (b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

 (c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

 (d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus(es) and Statement(s) of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly- owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

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5. FEES; EXPENSES.

 (a)  The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement[./, provided that they do not exceed each class’s expense cap. Expenses exceeding each class’s contractual expense cap will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).]

 (b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund[., provided that they do not exceed each class’s expense cap. Expenses exceeding each class’s contractual expense cap will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).]

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

 (a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [ ], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

 (b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.  SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

  (a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

  (b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

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 (a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

 (b) That this Agreement and the transactions contemplated herein are approved by requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

 (c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

 (d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

 (e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

 (f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

 (g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

 (h) That there has been no material adverse change in the Acquired Fund’s financial position since [ ], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

 (i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

 (a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

 (b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring

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Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

 (a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

 (b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

 (c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

 (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

 (e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

  (iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

  (iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

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  (v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

 (vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

 (vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

 (viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

 (ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

 (a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions,;

 (b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

 (c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

 (d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

 The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

 In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

201

 (a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

 (b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

 (c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

 A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

202

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9918833.100	G1EQ-PXS-0225
203

Fidelity Advisor® Dividend Growth Fund

(A Series of Fidelity Advisor Series I)

Fidelity® Dividend Growth Fund

(A Series of Fidelity Securities Fund)

_____________________________________

Fidelity Advisor~~®~~ Equity Value Fund

(A Series of Fidelity Advisor Series I)

Fidelity® Value Discovery Fund

(A Series of Fidelity Puritan Trust)

_____________________________________

Fidelity Advisor® Value Leaders Fund

(A Series of Fidelity Advisor Series VIII)

Fidelity® Blue Chip Value Fund

(A Series of Fidelity Securities Fund)

_____________________________________

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 19, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of 1) Fidelity Advisor® Dividend Growth Fund, a series of Fidelity Advisor Series I, by Fidelity® Dividend Growth Fund, a series of Fidelity Securities Fund 2) Fidelity Advisor® Equity Value Fund, a series of Fidelity Advisor Series I, by Fidelity® Value Discovery Fund, a series of Fidelity Puritan Trust, and 3) Fidelity Advisor® Value Leaders Fund, a series of Fidelity Advisor Series VIII, by Fidelity® Blue Chip Value Fund, a series of Fidelity Securities Fund. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, Fidelity® Dividend Growth Fund, will acquire all of the assets of Fidelity Advisor® Dividend Growth Fund and assume all of Fidelity Advisor® Dividend Growth Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, will acquire all of the assets of Fidelity Advisor® Equity Value Fund and assume all of Fidelity Advisor® Equity Value Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, will acquire all of the assets of Fidelity Advisor® Value Leaders Fund and assume all of Fidelity Advisor® Value Leaders Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Blue Chip Value Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference :

1.	The Prospectus of Fidelity Advisor® Dividend Growth Fund dated January 29, 2024, as supplemented December 2, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000722574-24-000065);
2.	The Statement of Additional Information of Fidelity Advisor® Dividend Growth Fund dated January 29, 2024, as supplemented March 1, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000722574-24-000065);
3.	The Prospectus of Fidelity Advisor® Equity Value Fund dated January 29, 2024, as supplemented December 2, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000722574-24-000065);
4.	The Statement of Additional Information of Fidelity Advisor® Equity Value Fund dated January 29, 2024, as supplemented March 1, 2024, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000722574-24-000065);
5.	The Prospectus of Fidelity Advisor® Value Leaders Fund December 30, 2024, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No. 0000729218-24-000055);
6.	The Statement of Additional Information of Fidelity Advisor® Value Leaders Fund dated December 30, 2024, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No. 0000729218-24-000055);
7.	The Financial Statements included in the Form N-CSR for Fidelity® Dividend Growth Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000754510-24-000091);
8.	The Financial Statements included in the Form N-CSR for Fidelity® Value Discovery Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000081205-24-000049);
9.	The Financial Statements included in the Form N-CSR for Fidelity® Blue Chip Value Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000754510-24-000091)(;
10.	The Financial Statements included in the Annual Report for Fidelity Advisor® Dividend Growth Fund dated November 30, 2023, which were previously filed via EDGAR (Accession No. 0000722574-24-000054);

11.	The Financial Statements included in the Annual Report for Fidelity Advisor® Equity Value Fund dated November 30, 2023, which were previously filed via EDGAR (Accession No. 0000722574-24-000054);
12.	The Financial Statements included in the Annual Report for Fidelity Advisor® Value Leaders Fund dated October 31, 2024, which were previously filed via EDGAR (Accession No. 0000729218-24-000053);
13.	The Unaudited Financial Statements included in the Form N-CSRS for Fidelity Advisor® Dividend Growth Fund dated May 31, 2024, which were previously filed via EDGAR (Accession No. 0000722574-24-000203); and
14.	The Unaudited Financial Statements included in the Form N-CSRS for Fidelity Advisor® Equity Value Fund dated May 31, 2024, which were previously filed via EDGAR (Accession No. 0000722574-24-000203).

Attached hereto as Attachment 1 is the Statement of Additional Information of Fidelity® Dividend Growth Fund dated February 19. 2024. Attachment 1 contains additional information relating to Fidelity® Dividend Growth Fund shares to be received by Fidelity Advisor® Dividend Growth Fund shareholders as part of its Reorganization.

Attached hereto as Attachment 2 is the Statement of Additional Information of Fidelity® Value Discovery Fund dated February 19. 2024. Attachment 2 contains additional information relating to Fidelity® Value Discovery Fund shares to be received by Fidelity Advisor® Equity Value Fund shareholders as part of its Reorganization.

Attached hereto as Attachment 3 is the Statement of Additional Information of Fidelity® Blue Chip Value Fund dated February 19. 2024. Attachment 3 contains additional information relating to Fidelity® Blue Chip Value Fund shares to be received by Fidelity Advisor® Value Leaders Fund shareholders as part of its Reorganization.

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund (each an Acquired Fund, and together the Acquired Funds) and Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund (each an Acquiring Fund and together the Acquiring Funds), and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the respective Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the respective Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of a Reorganization and/or the Acquiring Fund’s portfolio following a Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the respective Acquiring Fund.

Fund/Class	Class A	Class M	Class C	Class I	Class Z
Fidelity® Dividend Growth Fund/Fidelity Advisor® Dividend Growth Fund	FGDDX	FGDEX	FGDGX	FGDHX	FGDJX

Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

February 19, 2025

This Statement of Additional Information (SAI) is not a prospectus.

For more information on any Fidelity® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund’s investment policies and limitations.

The fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are the fund’s fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund’s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to the fund’s fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For the fund’s policies and limitations on futures and options transactions, see “Investment Policies and Limitations - Futures, Options, and Swaps.”

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund’s adviser (or a sub-adviser) may employ in pursuit of the fund’s investment objective, and a summary of related risks. The fund’s adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund’s adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled “Investment Policies and Limitations,” and except as otherwise indicated, references to “an adviser” or “the adviser” may relate to the fund’s adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, “affiliated persons” of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets and include such instruments as mortgage-backed securities and commercial mortgage-backed securities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Collateralized Loan Obligations (CLO) are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses. For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by a fund as illiquid securities, however an active dealer market may exist allowing them to qualify for Rule 144A transactions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity® fund’s assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund’s operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund’s investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund’s policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund’s ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund’s ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund’s portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF’s investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund’s purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN’s share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund’s adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund’s adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency’s value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency’s appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency’s value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund’s hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a “regulated investment company” under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser’s use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds of Funds and Other Large Shareholders. Certain Fidelity® funds and accounts (including funds of funds) invest in other funds (“underlying funds”) and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund’s performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund’s brokerage and/or other transaction costs and affect the liquidity of a fund’s portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund’s current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund’s expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund’s shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund’s Rights as an Investor. Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company’s management, board of directors, and shareholders, and holders of a company’s other securities when such matters could have a significant effect on the value of the fund’s investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund’s proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser’s analysis of many economic and mathematical factors and a fund’s return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund’s ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Fidelity® Dividend Growth Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the fund’s investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process of “marking to market” will be reflected in the daily calculation of open positions computed in a fund’s NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund’s investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund’s contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant’s other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument’s price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument’s price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument’s price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument’s price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer’s loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund’s use of options on swaps will be successful in furthering its investment objective will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in “Swap Agreements.”

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund’s investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund’s adviser classifies the liquidity of a fund’s investments and monitors the extent of a fund’s illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund’s investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services’ decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer’s securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody’s Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund’s adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund’s loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund’s loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund’s net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund’s daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund’s performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower’s financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or “CMOs”), make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as “mortgage dollar rolls” or “reverse mortgage dollar rolls”) that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser. Such transactions may increase fluctuations in the market value of a fund’s assets and, if applicable, a fund’s yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4. In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “rule”). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a “limited derivatives users” exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as “acquired fund fees and expenses” and may appear as a separate line item in a fund’s prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund’s long-term returns on such securities will be diminished.

A fund’s ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser’s access to information regarding such underlying fund’s portfolio may be limited and subject to such fund’s policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales “Against the Box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund’s convertible security holdings can be sold short. For example, if a fund’s adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock’s decline on the value of the convertible security. Fidelity® funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the “de-SPAC Transaction”). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest’s intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called “structured notes”) are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates.

Temporary Defensive Policies. Fidelity® Dividend Growth Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund’s custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled “Management Contract”), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser’s trading and associated policies, which may differ from the Adviser’s policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute the fund’s portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute the fund’s portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser’s or its affiliates’ overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund’s portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader’s assessment of whether and how closely the broker likely will follow the trader’s instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.
In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser’s or its affiliates’ own research activities in providing investment advice to the fund.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser’s or its affiliates’ investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as “hard dollars”).

Benefit to the Adviser. The Adviser’s or its affiliates’ expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser’s or its affiliates’ funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively “unbundles” commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as “soft dollars”) to a CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator’s proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker’s overall services.

The Adviser’s Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for the fund or the Adviser’s or its affiliates’ overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund’s brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds’ commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund’s commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser’s and/or its affiliates’ determination to pay for research products and services separately is wholly voluntary on the Adviser’s or its affiliates’ part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as “MiFID II”, as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser’s and its affiliates’ policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year’s research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading LLC (formerly Luminex Trading & Analytics LLC) (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates’ trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the fund and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of the fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds’ custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity® funds, investment decisions for the fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For Fidelity® Dividend Growth Fund, the following table shows the fund’s portfolio turnover rate for the fiscal period(s) ended July 31, 2024 and 2023. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser’s investment outlook.

Turnover Rates	2024	2023
Fidelity® Dividend Growth Fund	70%	66%

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund’s average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® Dividend Growth Fund	2024	$ 2,140,432	0.03%
	2023	$ 1,648,825	0.03%
	2022	$ 1,813,284	0.03%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended July 31, 2024. Affiliated brokers are paid on a commission basis.

Fund(s)	Fiscal Year Ended	Broker	Affiliated With	C	ommissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Fidelity® Dividend Growth Fund	2024	FCM(A)	FMR LLC		$81,528	3.81%	11.97%
	2024	Kezar Trading	FMR LLC		$8,775	0.41%	1.73%
	2023	FCM	FMR LLC		$71,212
	2023	Kezar Trading	FMR LLC		$13,834
	2022	FCM	FMR LLC		$69,011
	2022	Kezar Trading	FMR LLC		$12,616

(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended July 31, 2024.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Fidelity® Dividend Growth Fund	2024	$1,691,529	$6,429,442,224

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended June 30, 2024.

Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Fidelity® Dividend Growth Fund	June 30, 2024	$385,310

VALUATION

The NAV is the value of a single share. NAV is computed by adding a class’s pro rata share of the value of a fund’s investments, cash, and other assets, subtracting the class’s pro rata share of the fund’s liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has designated the fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund’s NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund’s adviser through the Committee engages in oversight activities with respect to the fund’s pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund’s NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-

exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The fund’s adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund’s policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

The fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit the fund and its shareholders by reducing the need for the fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.

With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund’s NAV. The custom basket includes only securities that have been disclosed in the fund’s most recent public holdings disclosure.

In addition to the exchange privileges listed in the fund’s prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.

Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.

Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.

Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.

The fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund’s income may qualify for the dividends-received deduction available to corporate shareholders. A portion of the fund’s dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund’s long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. Because the fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. Some of the information may not apply to certain shareholders, including tax-advantaged retirement plan shareholders. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund’s performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 195 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund’s Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund’s Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund’s activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund’s business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund’s exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the fund’s activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund’s Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the fund’s Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2024

Trustee

Mr. Advani also serves as Trustee of other Fidelity® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen

(global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member of the Board of United Way of New York (2007-present). Mr. Donahue previously served as Co-Chairman of the Board of United Way of New York (2016-2024), a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee, Compensation Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York

University’s Stern School of Business. Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of

Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions) and as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lzynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).

Stephanie Caron (1969)

Year of Election or Appointment: 2024

Chief Financial Officer

Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund’s investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee’s review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group’s deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds’ transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder’s fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund’s proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund’s investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund’s annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. At least one committee member will be an “audit committee financial expert” as defined by the SEC. The committee meets separately at least annually with the funds’ Treasurer, with the funds’ Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds’ independent auditors, and with the funds’ CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds’ service providers; (ii) the funds’ auditors and the annual audits of the funds’ financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board’s consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund’s financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the fund’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers’ internal control over financial reporting. The committee will also review periodically the funds’ major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds’ service providers’ internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds’ financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with FMR, the funds’ Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds’ Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds’ financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds’ compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee’s purpose is to assess the quality of the investment research available to FMR’s investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR’s internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR’s research function.

During the fiscal year ended July 31, 2024, each committee held the number of meetings shown in the table below:

COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6

Shareholder, Distribution, Brokerage, and Proxy Voting Committee	6
Audit Committee	5
Governance and Nominating Committee	10
Compliance Committee	5
Research Committee	6

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2023. (The information is as of May 31, 2024 for Ms. Peetz, Trustee as of July 16, 2024.)

Interested Trustees

DOLLAR RANGE OF FUND SHARES	JONATHAN CHIEL	BETTINA DOULTON	ROBERT A LAWRENCE
Fidelity® Dividend Growth Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Fidelity® Dividend Growth Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Fidelity® Dividend Growth Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Fidelity® Dividend Growth Fund	$1-$10,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended July 31, 2024, or calendar year ended December 31, 2023, as applicable.

Compensation Table(A)

		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Fidelity® Dividend Growth Fund	VIJAY ADVANI(B)	$1,740	$1,740
	THOMAS P BOSTICK	$1,773	$750
	DONALD F DONAHUE	$1,907	$1,907
	VICKI L FULLER	$1,773	$840
	PATRICIA L KAMPLING	$1,773	$0
	THOMAS A KENNEDY	$1,773	$887
	OSCAR MUNOZ	$1,740	$842
	KAREN PEETZ(C)	$1,740	$1,740
	DAVID M THOMAS	$2,074	$0
	SUSAN TOMASKY	$1,773	$1,008
	MICHAEL E WILEY	$1,874	$0

(A) Jonathan Chiel, Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.

(B) Mr. Advani served as a Member of the Advisory Board of Fidelity Securities Fund from August 1, 2023 through July 15, 2024. Mr. Advani serves as a Trustee of Fidelity Securities Fund effective July 16, 2024.

(C) Ms. Peetz served as a Member of the Advisory Board of Fidelity Securities Fund from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Securities Fund effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX(A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$216,667	$128,708
THOMAS P BOSTICK	$530,000	$120,000
DONALD F DONAHUE	$570,000	$336,252
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$156,083
OSCAR MUNOZ	$520,000	$0
KAREN PEETZ	$216,667	$128,708
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A) Reflects compensation received for the calendar year ended December 31, 2023, for 322 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of July 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund’s investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund’s records and the registration of the fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Dividend Growth Fund/Class A	0.70%
Fidelity® Dividend Growth Fund/Class M	0.69%
Fidelity® Dividend Growth Fund/Class C	0.72%
Fidelity® Dividend Growth Fund/Class I	0.71%
Fidelity® Dividend Growth Fund/Class Z	0.55%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Dividend Growth Fund	S&P 500® Index

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Dividend Growth Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following table shows the amount of management fees paid by the fund for the fiscal year(s) ended July 31, 2024, 2023, and 2022 to its current manager and prior affiliated manager(s), if any, and the amount of negative or positive performance adjustments to the management fees paid. The total management fees paid includes the amount of any performance adjustment.

Fund(s)	Fiscal Years Ended	Performance Adjustment	Management Fees Paid to Investment Adviser
Fidelity® Dividend Growth Fund(A)	2024	$3,380,551	$41,362,539
	2023	$(6,286,804)	$26,426,175
	2022	$(13,258,217)	$21,156,151

(A)Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). FMR or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee. Prior to March 1, 2024, the fund’s management fee consisted of a group fee rate component plus an individual fund fee rate, subject to the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund’s or, in the case of a multiple class fund, a class’s operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of the fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

[Portfolio Manager holdings and compensation information to be filed by subsequent amendment.]

PROXY VOTING GUIDELINES

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers’ and fund shareholders’ long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we

do. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds’ investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company’s approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders’ rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board’s audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. There is no gender diversity on the board, or if a board of ten or more members has fewer than two gender diverse directors.

4. There are no racially or ethnically diverse directors on the board.

5. The director is a public company CEO who sits on more than two unaffiliated public company boards.

6. The director, other than a CEO, sits on more than five unaffiliated public company boards.

7. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice to conform to these guidelines, and failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds’ assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management’s track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder’s and management’s nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board’s adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company’s board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company’s proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company’s shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate (“burn rate”) considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company’s relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing “best practices” in that market) of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1. The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a) The alignment of executive compensation and company performance relative to peers; and

b) The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.

3. Within the last year, and without shareholder approval, a company’s board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as “golden parachutes.” Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds’ investment objectives and strategies.

Fidelity generally considers management’s recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

• Address a topic that our research has identified as financially material;

• Provide disclosure of new or additional information to investors without being overly prescriptive;

• Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company’s processes and governance of the topic in question; and

• Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- “blank check” preferred stock (whose terms and conditions may be expressly determined by the company’s board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans (“poison pills”)

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders’ right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders’ right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill’s features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders’ value in the companies in which the Fidelity funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company’s authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT’s authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”). Fidelity may not vote if “echo voting” is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund’s Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity’s fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies’ business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

•	Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

- For a large-capitalization company, burn rate higher than 1.5%.

- For a small-capitalization company, burn rate higher than 2.5%.

- For a micro-capitalization company, burn rate higher than 3.5%.

•	Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

•	Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

•	Micro-capitalization company means a company with market capitalization under US $300 million.

•	Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer’s ownership and value in the event of a takeover.

•	Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC’s web site at www.sec.gov. To request a free copy of a fund’s proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

The fund’s distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class M, Class C, Class I, and Class Z of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the fund and/or FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Plan adopted for the fund or class, as applicable, is described in the prospectus.

Under each Class I and Class Z Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

Each Class I and Class Z Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. In addition, each Class I and Class Z Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I and Class Z shares of the fund.

Under each Class A, Class M, and Class C Plan, if the payment of management fees by the fund to Fidelity Management & Research Company LLC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan.

Each Class A, Class M, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class M, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Class I and Class Z Plan does not authorize payments by Class I and Class Z shares of the fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class M, and Class C Plan does not provide for specific payments by Class A, Class M, and Class C of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares, or upon directions, make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary’s personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis.

In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’ personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund’s transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see “Transfer and Service Agent Services” in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program, if applicable, under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on the fund’s average daily net assets throughout the month. Pricing and bookkeeping fees paid by the fund to FSC for the fiscal year(s) ended July 31, 2024, 2023, and 2022 are shown in the following table.

Fund	2024	2023	2022
Fidelity® Dividend Growth Fund	$585,722	$1,008,529	$1,124,344

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for the fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund’s custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended July 31, 2024, are shown in the following table:

Security Lending Activities	Fund(s)
Fidelity® Dividend Growth Fund
Gross income from securities lending activities	$9,318,027
Fees paid to securities lending agent from a revenue split	$0
Administrative fees	$0
Rebate (paid to borrower)	$8,132,313
Other fees not included in the revenue split (lending agent fees to NFS)	$112,012
Aggregate fees/compensation for securities lending activities	$8,244,325
Net income from securities lending activities	$1,073,702

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Fidelity® Dividend Growth Fund is a fund of Fidelity Securities Fund, an open-end management investment company created under an initial declaration of trust dated October 1, 1984.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. The fund’s capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder Liability” above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund.

The custodian is responsible for the safekeeping of the fund’s assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund’s Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund’s adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR’s Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund’s best interests by striking an appropriate balance between providing information about the fund’s portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund’s chief compliance officer periodically.

The fund will provide a full list of holdings monthly on institutional.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).

The fund will provide its top ten holdings (excluding cash and futures) on Fidelity’s web site monthly, 15 days after month-end.

The fund may disclose a list of full or partial holdings on institutional.fidelity.com earlier than indicated above when FMR’s Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of the fund.

FMR’s Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity® fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity® fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund’s trustees; the fund’s manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund’s auditors; the fund’s custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor’s Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund’s SAI.

There can be no assurance that the fund’s policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Financial highlights for each of Class A, Class M, Class C, Class I, and Class Z of the fund will be included in the fund’s Form N-CSR when the class has completed its first annual period.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund’s financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

Fund/Class	Class A	Class M	Class C	Class I	Class Z
Fidelity® Value Discovery Fund/Fidelity Advisor® Value Discovery Fund	FVDJX	FVDLX	FVDMX	FVDNX	FVDOX

Fund of Fidelity Puritan Trust

STATEMENT OF ADDITIONAL INFORMATION

February 19, 2025

This Statement of Additional Information (SAI) is not a prospectus. Portions of the fund’s annual report are incorporated herein. The annual report(s) are supplied with this SAI.

For more information on any Fidelity® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund’s investment policies and limitations.

The fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are the fund’s fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund’s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund’s fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For the fund’s policies and limitations on futures and options transactions, see “Investment Policies and Limitations - Futures, Options, and Swaps.”

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund’s adviser (or a sub-adviser) may employ in pursuit of the fund’s investment objective, and a summary of related risks. The fund’s adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund’s adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled “Investment Policies and Limitations,” and except as otherwise indicated, references to “an adviser” or “the adviser” may relate to the fund’s adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, “affiliated persons” of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity® fund’s assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund’s operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund’s investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund’s policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund’s ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund’s ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund’s portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF’s investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund’s purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN’s share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund’s adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund’s adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency’s value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency’s appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency’s value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund’s hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a “regulated investment company” under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser’s use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds of Funds and Other Large Shareholders. Certain Fidelity® funds and accounts (including funds of funds) invest in other funds (“underlying funds”) and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund’s performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund’s brokerage and/or other transaction costs and affect the liquidity of a fund’s portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund’s current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund’s expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund’s shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund’s Rights as an Investor. Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company’s management, board of directors, and shareholders, and holders of a company’s other securities when such matters could have a significant effect on the value of the fund’s investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund’s proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser’s analysis of many economic and mathematical factors and a fund’s return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund’s ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Fidelity® Value Discovery Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the fund’s investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process of “marking to market” will be reflected in the daily calculation of open positions computed in a fund’s NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund’s investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund’s contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant’s other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument’s price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument’s price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument’s price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument’s price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer’s loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund’s use of options on swaps will be successful in furthering its investment objective will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in “Swap Agreements.”

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund’s investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund’s adviser classifies the liquidity of a fund’s investments and monitors the extent of a fund’s illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund’s investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services’ decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer’s securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody’s Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund’s adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund’s loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund’s loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund’s net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund’s daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund’s performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders.

Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower’s financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser. Such transactions may increase fluctuations in the market value of a fund’s assets and, if applicable, a fund’s yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4. In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “rule”). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a “limited derivatives users” exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as “acquired fund fees and expenses” and may appear as a separate line item in a fund’s prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund’s long-term returns on such securities will be diminished.

A fund’s ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser’s access to information regarding such underlying fund’s portfolio may be limited and subject to such fund’s policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales “Against the Box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the “de-SPAC Transaction”). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest’s intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called “structured notes”) are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates.

Temporary Defensive Policies. Fidelity® Value Discovery Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund’s custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled “Management Contract”), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser’s trading and associated policies, which may differ from the Adviser’s policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute the fund’s portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute the fund’s portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser’s or its affiliates’ overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund’s portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader’s assessment of whether and how closely the broker likely will follow the trader’s instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.

In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser’s or its affiliates’ own research activities in providing investment advice to the fund.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser’s or its affiliates’ investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as “hard dollars”).

Benefit to the Adviser. The Adviser’s or its affiliates’ expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser’s or its affiliates’ funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively “unbundles” commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as “soft dollars”) to a

CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator’s proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker’s overall services.

The Adviser’s Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for the fund or the Adviser’s or its affiliates’ overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund’s brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds’ commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund’s commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser’s and/or its affiliates’ determination to pay for research products and services separately is wholly voluntary on the Adviser’s or its affiliates’ part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as “MiFID II”, as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser’s and its affiliates’ policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year’s research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading LLC (formerly Luminex Trading & Analytics LLC) (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates’ trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the fund and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of the fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds’ custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity® funds, investment decisions for the fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For Fidelity® Value Discovery Fund, the following table shows the fund’s portfolio turnover rate for the fiscal period(s) ended July 31, 2024 and 2023. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser’s investment outlook.

Turnover Rates	2024	2023
Fidelity® Value Discovery Fund	33%	24%

During the fiscal year ended July 31, 2024, the following fund(s) held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended July 31, 2024.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Fidelity® Value Discovery Fund	Bank of America Corp.	$ 85,980,827
	JPMorgan Chase & Co.	$ 123,353,776

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund’s average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® Value Discovery Fund	2024	$ 449,243	0.02%
	2023	$ 359,006	0.01%
	2022	$ 572,158	0.02%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended July 31, 2024. Affiliated brokers are paid on a commission basis.

Fund(s)	Fiscal Year Ended	Broker	Affiliated With	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Fidelity® Value Discovery Fund	2024	FCM(A)	FMR LLC	$8,670	1.93%	7.72%
	2024	Kezar Trading(A)	FMR LLC	$2,623	0.58%	3.07%
	2023	FCM	FMR LLC	$8,324
	2023	Kezar Trading	FMR LLC	$2,175
	2022	FCM	FMR LLC	$13,082
	2022	Kezar Trading	FMR LLC	$4,645

(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended July 31, 2024.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Fidelity® Value Discovery Fund	2024	$381,041	$1,340,768,484

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended June 30, 2024.

Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Fidelity® Value Discovery Fund	June 30, 2024	$78,236

VALUATION

The NAV is the value of a single share. NAV is computed by adding a class’s pro rata share of the value of a fund’s investments, cash, and other assets, subtracting the class’s pro rata share of the fund’s liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has designated the fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund’s NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund’s adviser through the Committee engages in oversight activities with respect to the fund’s pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund’s NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off -exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The fund’s adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund’s policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

The fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit the fund and its shareholders by reducing the need for the fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.

With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund’s NAV. The custom basket includes only securities that have been disclosed in the fund’s most recent public holdings disclosure.

In addition to the exchange privileges listed in the fund’s prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.

Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.

Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.

Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.

The fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund’s income may qualify for the dividends-received deduction available to corporate shareholders. A portion of the fund’s dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund’s long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. Because the fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. Some of the information may not apply to certain shareholders, including tax-advantaged retirement plan shareholders. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund’s performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 195 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund’s Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund’s Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund’s activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund’s business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund’s exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the fund’s activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund’s Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the fund’s Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2024

Trustee

Mr. Advani also serves as Trustee of other Fidelity® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank,

1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member of the Board of United Way of New York (2007-present). Mr. Donahue previously served as Co-Chairman of the Board of United Way of New York (2016-2024), a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee, Compensation Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York

University’s Stern School of Business. Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions) and as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lzynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).

Stephanie Caron (1969)

Year of Election or Appointment: 2024

Chief Financial Officer

Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund’s investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee’s review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group’s deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds’ transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder’s fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund’s proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund’s investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund’s annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. At least one committee member will be an “audit committee financial expert” as defined by the SEC. The committee meets separately at least annually with the funds’ Treasurer, with the funds’ Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds’ independent auditors, and with the funds’ CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds’ service providers; (ii) the funds’ auditors and the annual audits of the funds’ financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board’s consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund’s financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the fund’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers’ internal control over financial reporting. The committee will also review periodically the funds’ major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds’ service providers’ internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds’ financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with FMR, the funds’ Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds’ Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds’ financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting)

with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds’ compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee’s purpose is to assess the quality of the investment research available to FMR’s investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR’s internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR’s research function.

During the fiscal year ended July 31, 2024, each committee held the number of meetings shown in the table below:

COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6

Shareholder, Distribution, Brokerage, and Proxy Voting Committee	6
Audit Committee	5
Governance and Nominating Committee	10
Compliance Committee	5
Research Committee	6

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2023. (The information is as of May 31, 2024 for Ms. Peetz, Trustee as of July 16, 2024.)

Interested Trustees

DOLLAR RANGE OF FUND SHARES	JONATHAN CHIEL	BETTINA DOULTON	ROBERT A LAWRENCE
Fidelity® Value Discovery Fund	$50,001-$100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Fidelity® Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Fidelity® Value Discovery Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Fidelity® Value Discovery Fund	none	none	$10,001-$50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended July 31, 2024, or calendar year ended December 31, 2023, as applicable.

Compensation Table(A)

		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Fidelity® Value Discovery Fund	VIJAY ADVANI(B)	$759	$0
	THOMAS P BOSTICK	$774	$0
	DONALD F DONAHUE	$832	$0
	VICKI L FULLER	$774	$0
	PATRICIA L KAMPLING	$774	$0
	THOMAS A KENNEDY	$774	$0
	OSCAR MUNOZ	$759	$0
	KAREN PEETZ(C)	$759	$0
	DAVID M THOMAS	$905	$0
	SUSAN TOMASKY	$774	$0
	MICHAEL E WILEY	$818	$0

(A) Jonathan Chiel, Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.

(B) Mr. Advani served as a Member of the Advisory Board of Fidelity Puritan Trust from August 1, 2023 through July 15, 2024. Mr. Advani serves as a Trustee of Fidelity Puritan Trust effective July 16, 2024.

(C) Ms. Peetz served as a Member of the Advisory Board of Fidelity Puritan Trust from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Puritan Trust effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX(A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$216,667	$128,708
THOMAS P BOSTICK	$530,000	$120,000
DONALD F DONAHUE	$570,000	$336,252
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$156,083
OSCAR MUNOZ	$520,000	$0
KAREN PEETZ	$216,667	$128,708
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A) Reflects compensation received for the calendar year ended December 31, 2023, for 322 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of July 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.

As of July 31, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity® Value Discovery Fund(A)	FIDELITY® FOUNDATION	BOSTON	MA	13.96%
Fidelity® Value Discovery Fund(A)	FIDELITY® NON-PROFIT MANAGEMENT FOUNDATION	BOSTON	MA	12.89%
Fidelity® Value Discovery Fund - Class K	FIDELITY® RHRP GROUP	BOSTON	MA	73.55%

(A) The ownership information shown above is for a class of shares of the fund.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund’s investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund’s records and the registration of the fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Value Discovery Fund/Class A	0.70%
Fidelity® Value Discovery Fund/Class M	0.70%
Fidelity® Value Discovery Fund/Class C	0.72%
Fidelity® Value Discovery Fund/Class I	0.68%
Fidelity® Value Discovery Fund/Class Z	0.56%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Value Discovery Fund	Russell 3000® Value Index

If the Trustees determine that another index is appropriate for Fidelity® Value Discovery Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Value Discovery Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Value Discovery Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following table shows the amount of management fees paid by the fund for the fiscal year(s) ended July 31, 2024, 2023, and 2022 to its current manager and prior affiliated manager(s), if any, and the amount of negative or positive performance adjustments to the management fees paid. The total management fees paid includes the amount of any performance adjustment.

Fund(s)	Fiscal Years Ended	Performance Adjustment	Management Fees Paid to Investment Adviser
Fidelity® Value Discovery Fund(A)	2024	$(972,405)	$15,410,610
	2023	$4,073,688	$19,175,343
	2022	$3,313,714	$20,363,185

(A)Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). FMR or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee. Prior to March 1, 2024, the fund’s management fee consisted of a group fee rate component plus an individual fund fee rate, subject to the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund’s or, in the case of a multiple class fund, a class’s operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of the fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

[Portfolio Manager holdings and compensation information to be filed by subsequent amendment.]

PROXY VOTING GUIDELINES

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers’ and fund shareholders’ long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds’ investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company’s approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders’ rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board’s audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. There is no gender diversity on the board, or if a board of ten or more members has fewer than two gender diverse directors.

4. There are no racially or ethnically diverse directors on the board.

5. The director is a public company CEO who sits on more than two unaffiliated public company boards.

6. The director, other than a CEO, sits on more than five unaffiliated public company boards.

7. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice to conform to these guidelines, and failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds’ assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management’s track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder’s and management’s nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board’s adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company’s board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company’s proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company’s shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate (“burn rate”) considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company’s relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing “best practices” in that market) of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a)The alignment of executive compensation and company performance relative to peers; and

b)The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.

3. Within the last year, and without shareholder approval, a company’s board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as “golden parachutes.” Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds’ investment objectives and strategies.

Fidelity generally considers management’s recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

• Address a topic that our research has identified as financially material;

• Provide disclosure of new or additional information to investors without being overly prescriptive;

• Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company’s processes and governance of the topic in question; and

• Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- “blank check” preferred stock (whose terms and conditions may be expressly determined by the company’s board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans (“poison pills”)

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders’ right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders’ right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill’s features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders’ value in the companies in which the Fidelity funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company’s authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT’s authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”). Fidelity may not vote if “echo voting” is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund’s Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity’s fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies’ business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

•	Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

- For a large-capitalization company, burn rate higher than 1.5%.

- For a small-capitalization company, burn rate higher than 2.5%.

- For a micro-capitalization company, burn rate higher than 3.5%.

•	Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

•	Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

•	Micro-capitalization company means a company with market capitalization under US $300 million.

•	Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer’s ownership and value in the event of a takeover.

•	Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC’s web site at www.sec.gov. To request a free copy of a fund’s proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a

broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

The fund’s distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class M, Class C, Class I, and Class Z of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the fund and/or FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Plan adopted for the fund or class, as applicable, is described in the prospectus.

Under each Class I and Class Z Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

Each Class I and Class Z Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. In addition, each Class I and Class Z Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I and Class Z shares of the fund.

Under each Class A, Class M, and Class C Plan, if the payment of management fees by the fund to Fidelity Management & Research Company LLC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan.

Each Class A, Class M, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class M, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Class I and Class Z Plan does not authorize payments by Class I and Class Z shares of the fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class M, and Class C Plan does not provide for specific payments by Class A, Class M, and Class C of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares, or upon directions, make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary’s personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis.

In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’

personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund’s transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see “Transfer and Service Agent Services” in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program, if applicable, under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on the fund’s average daily net assets throughout the month. Pricing and bookkeeping fees paid by the fund to FSC for the fiscal year(s) ended July 31, 2024, 2023, and 2022 are shown in the following table.

Fund	2024	2023	2022
Fidelity® Value Discovery Fund	$422,471	$746,138	$932,820

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for the fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund’s custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended July 31, 2024, are shown in the following table:

Security Lending Activities	Fund(s)
Fidelity® Value Discovery Fund
Gross income from securities lending activities	$556,585
Fees paid to securities lending agent from a revenue split	$0
Administrative fees	$0
Rebate (paid to borrower)	$214,627
Other fees not included in the revenue split (lending agent fees to NFS)	$27,161
Aggregate fees/compensation for securities lending activities	$241,788
Net income from securities lending activities	$314,797

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Fidelity® Value Discovery Fund is a fund of Fidelity Puritan Trust, an open-end management investment company created under an initial declaration of trust dated October 1, 1984.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. The fund’s capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder Liability” above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund.

The custodian is responsible for the safekeeping of the fund’s assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund’s Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund’s adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, and its affiliates, audit the financial statements for the fund and provide other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR’s Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund’s best interests by striking an appropriate balance between providing information about the fund’s portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund’s chief compliance officer periodically.

The fund will provide a full list of holdings monthly on institutional.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).

The fund will provide its top ten holdings (excluding cash and futures) on Fidelity’s web site monthly, 15 days after month-end.

The fund may disclose a list of full or partial holdings on institutional.fidelity.com earlier than indicated above when FMR’s Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of the fund.

FMR’s Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity® fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity® fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund’s trustees; the fund’s manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund’s auditors; the fund’s custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a)

the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor’s Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund’s SAI.

There can be no assurance that the fund’s policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Financial highlights for each of Class A, Class M, Class C, Class I, and Class Z of the fund will be included in the fund’s Form N-CSR when the class has completed its first annual period.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund’s financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

Fund/Class	Class A	Class M	Class C	Class I	Class Z
Fidelity® Blue Chip Value Fund/Fidelity Advisor® Blue Chip Value Fund	FFVKX	FFVLX	FFVMX	FFVOX	FFVPX

Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

February 19, 2025

This Statement of Additional Information (SAI) is not a prospectus. Portions of the fund’s annual report are incorporated herein. The annual report(s) are supplied with this SAI.

For more information on any Fidelity® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACT
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund’s investment policies and limitations.

The fund’s fundamental investment policies and limitations cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are the fund’s fundamental investment limitations set forth in their entirety.

Diversification

The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund’s concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund’s concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund’s illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to the fund’s fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For the fund’s policies and limitations on futures and options transactions, see “Investment Policies and Limitations - Futures, Options, and Swaps.”

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund’s adviser (or a sub-adviser) may employ in pursuit of the fund’s investment objective, and a summary of related risks. The fund’s adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund’s adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled “Investment Policies and Limitations,” and except as otherwise indicated, references to “an adviser” or “the adviser” may relate to the fund’s adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, “affiliated persons” of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity® fund’s assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund’s operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund’s investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund’s policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund’s ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund’s ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund’s portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF’s investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund’s purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN’s returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN’s share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund’s adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund’s adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A “settlement hedge” or “transaction hedge” is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency’s value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency’s appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency’s value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund’s hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a “regulated investment company” under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser’s use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund’s investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds of Funds and Other Large Shareholders.Certain Fidelity® funds and accounts (including funds of funds) invest in other funds (“underlying funds”) and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund’s performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund’s brokerage and/or other transaction costs and affect the liquidity of a fund’s portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund’s current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund’s expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund’s shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Fund’s Rights as an Investor. Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company’s management, board of directors, and shareholders, and holders of a company’s other securities when such matters could have a significant effect on the value of the fund’s investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund’s proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser’s analysis of many economic and mathematical factors and a fund’s return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund’s ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Fidelity® Blue Chip Value Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the fund’s investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process of “marking to market” will be reflected in the daily calculation of open positions computed in a fund’s NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund’s investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund’s contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant’s other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund’s other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument’s price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument’s price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument’s price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument’s price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer’s loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund’s use of options on swaps will be successful in furthering its investment objective will depend on the adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in “Swap Agreements.”

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded over-the-counter or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund’s investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity® fund’s adviser classifies the liquidity of a fund’s investments and monitors the extent of a fund’s illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund’s investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment’s liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund’s investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services’ decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer’s securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody’s Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund’s adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund’s loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund’s loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund’s net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund’s daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund’s performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower’s financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund’s shareholders.

Real Estate Investment Trusts (REITs).Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund’s adviser. Such transactions may increase fluctuations in the market value of a fund’s assets and, if applicable, a fund’s yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4. In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “rule”). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a “limited derivatives users” exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund’s adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund’s Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as “acquired fund fees and expenses” and may appear as a separate line item in a fund’s prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund’s long-term returns on such securities will be diminished.

A fund’s ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser’s access to information regarding such underlying fund’s portfolio may be limited and subject to such fund’s policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales “Against the Box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the “de-SPAC Transaction”). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest’s intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called “structured notes”) are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates.

Temporary Defensive Policies. Fidelity® Blue Chip Value Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund’s custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund’s service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund’s manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled “Management Contract”), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser’s trading and associated policies, which may differ from the Adviser’s policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review the Adviser’s performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute the fund’s portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute the fund’s portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser’s or its affiliates’ overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund’s portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader’s assessment of whether and how closely the broker likely will follow the trader’s instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.

In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser’s or its affiliates’ own research activities in providing investment advice to the fund.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser’s or its affiliates’ investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as “hard dollars”).

Benefit to the Adviser. The Adviser’s or its affiliates’ expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser’s or its affiliates’ funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively “unbundles” commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as “soft dollars”) to a

CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator’s proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker’s overall services.

The Adviser’s Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for the fund or the Adviser’s or its affiliates’ overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund’s brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds’ commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund’s commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser’s and/or its affiliates’ determination to pay for research products and services separately is wholly voluntary on the Adviser’s or its affiliates’ part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as “MiFID II”, as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser’s and its affiliates’ policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year’s research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading LLC (formerly Luminex Trading & Analytics LLC) (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates’ trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the fund and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of the fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds’ custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity® funds, investment decisions for the fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For Fidelity® Blue Chip Value Fund, the following table shows the fund’s portfolio turnover rate for the fiscal period(s) ended July 31, 2024 and 2023. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser’s investment outlook.

Turnover Rates	2024	2023
Fidelity® Blue Chip Value Fund	39%	32%

During the fiscal year ended July 31, 2024, the following fund(s) held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by the fund as of the fiscal year ended July 31, 2024.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Fidelity® Blue Chip Value Fund	Bank of America Corp.	$31,139,475
	JPMorgan Chase & Co.	$40,921,440

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund’s average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® Blue Chip Value Fund	2024	$156,176	0.02%
	2023	$109,720	0.01%
	2022	$173,554	0.03%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended July 31, 2024, 2023, and 2022. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended July 31, 2024. Affiliated brokers are paid on a commission basis.

Fund(s)	Fiscal Year Ended	Broker	Affiliated With	Commissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Fidelity® Blue Chip Value Fund	2024	FCM(A)	FMR LLC	$1,556	1.00%	5.25%
	2024	Kezar Trading	FMR LLC	$175	0.11%	1.15%
	2023	FCM	FMR LLC	$2,092
	2023	Kezar Trading	FMR LLC	$308
	2022	FCM	FMR LLC	$3,220
	2022	Kezar Trading	FMR LLC	$1,311

(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended July 31, 2024.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Fidelity® Blue Chip Value Fund	2024	$131,978	$435,011,457

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended June 30, 2024.

Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Fidelity® Blue Chip Value Fund	June 30, 2024	$25,058

VALUATION

The NAV is the value of a single share. NAV is computed by adding a class’s pro rata share of the value of a fund’s investments, cash, and other assets, subtracting the class’s pro rata share of the fund’s liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has designated the fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund’s NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund’s adviser through the Committee engages in oversight activities with respect to the fund’s pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund’s NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The fund’s adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund’s policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

The fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit the fund and its shareholders by reducing the need for the fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.

With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund’s NAV. The custom basket includes only securities that have been disclosed in the fund’s most recent public holdings disclosure.

In addition to the exchange privileges listed in the fund’s prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.

Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.

Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.

Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.

The fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund’s income may qualify for the dividends-received deduction available to corporate shareholders. A portion of the fund’s dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Capital Gain Distributions. Unless your shares of the fund are held in a tax-advantaged retirement plan, the fund’s long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by the fund with respect to foreign securities held directly by the fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by the fund. Because the fund does not currently anticipate that securities of foreign issuers or underlying regulated investment companies will constitute more than 50% of its total assets at the end of its fiscal year, or fiscal quarter, respectively, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. Some of the information may not apply to certain shareholders, including tax-advantaged retirement plan shareholders. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund’s performance. Except for Jonathan Chiel, each of the Trustees oversees 323 funds. Mr. Chiel oversees 195 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund’s Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund’s Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund’s activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund’s business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund’s exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the fund’s activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund’s Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the fund’s Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2024

Trustee

Mr. Advani also serves as Trustee of other Fidelity® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank,

1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member of the Board of United Way of New York (2007-present). Mr. Donahue previously served as Co-Chairman of the Board of United Way of New York (2016-2024), a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee, Compensation Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions) and as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).

Stephanie Caron (1969)

Year of Election or Appointment: 2024

Chief Financial Officer

Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund’s investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee’s review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group’s deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds’ transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder’s fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund’s proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund’s investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund’s annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. At least one committee member will be an “audit committee financial expert” as defined by the SEC. The committee meets separately at least annually with the funds’ Treasurer, with the funds’ Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds’ independent auditors, and with the funds’ CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds’ service providers; (ii) the funds’ auditors and the annual audits of the funds’ financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board’s consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund’s financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the fund’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers’ internal control over financial reporting. The committee will also review periodically the funds’ major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds’ service providers’ internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds’ financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with FMR, the funds’ Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds’ Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds’ financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting)

with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds’ compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee’s purpose is to assess the quality of the investment research available to FMR’s investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR’s internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR’s research function.

During the fiscal year ended July 31, 2024, each committee held the number of meetings shown in the table below:

COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6
Shareholder, Distribution, Brokerage, and Proxy Voting Committee	6
Audit Committee	5
Governance and Nominating Committee	10
Compliance Committee	5
Research Committee	6

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2023. (The information is as of May 31, 2024 for Ms. Peetz, Trustee as of July 16, 2024.)

Interested Trustees

DOLLAR RANGE OF FUND SHARES	JONATHAN CHIEL	BETTINA DOULTON	ROBERT A LAWRENCE
Fidelity® Blue Chip Value Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Fidelity® Blue Chip Value Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Fidelity® Blue Chip Value Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Fidelity® Blue Chip Value Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended July 31, 2024, or calendar year ended December 31, 2023, as applicable.

Compensation Table(A)

		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Fidelity® Blue Chip Value Fund	VIJAY ADVANI(B)	$194	$0
	THOMAS P BOSTICK	$197	$0
	DONALD F DONAHUE	$212	$0
	VICKI L FULLER	$197	$0
	PATRICIA L KAMPLING	$197	$0
	THOMAS A KENNEDY	$197	$0
	OSCAR MUNOZ	$194	$0
	KAREN PEETZ(C)	$194	$0
	DAVID M THOMAS	$231	$0
	SUSAN TOMASKY	$197	$0
	MICHAEL E WILEY	$208	$0

(A) Jonathan Chiel, Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.
(B) Mr. Advani served as a Member of the Advisory Board of Fidelity Securities Fund from August 1, 2023 through July 15, 2024. Mr. Advani serves as a Trustee of Fidelity Securities Fund effective July 16, 2024.

(C) Ms. Peetz served as a Member of the Advisory Board of Fidelity Securities Fund from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Securities Fund effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX(A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$216,667	$128,708
THOMAS P BOSTICK	$530,000	$120,000
DONALD F DONAHUE	$570,000	$336,252
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$156,083
OSCAR MUNOZ	$520,000	$0
KAREN PEETZ	$216,667	$128,708
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A) Reflects compensation received for the calendar year ended December 31, 2023, for 322 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of July 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of the fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to the fund.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund’s investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund’s records and the registration of the fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Blue Chip Value Fund/Class A	0.72%
Fidelity® Blue Chip Value Fund/Class M	0.71%
Fidelity® Blue Chip Value Fund/Class C	0.72%
Fidelity® Blue Chip Value Fund/Class I	0.66%
Fidelity® Blue Chip Value Fund/Class Z	0.60%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Blue Chip Value Fund	Russell 1000® Value Index

If the Trustees determine that another index is appropriate for Fidelity® Blue Chip Value Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund not offered through this SAI. To the extent that other classes of the fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Blue Chip Value Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following table shows the amount of management fees paid by the fund for the fiscal year(s) ended July 31, 2024, 2023, and 2022 to its current manager and prior affiliated manager(s), if any, and the amount of negative or positive performance adjustments to the management fees paid. The total management fees paid includes the amount of any performance adjustment.

Fund(s)	Fiscal Years Ended	Performance Adjustment	Management Fees Paid to Investment Adviser
Fidelity® Blue Chip Value Fund(A)	2024	$929,588	$5,176,453
	2023	$348,787	$4,333,863
	2022	$(688,420)	$2,453,353
(A) Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). FMR or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee. Prior to March 1, 2024, the fund’s management fee consisted of a group fee rate component plus an individual fund fee rate, subject to the performance adjustment.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund’s or, in the case of a multiple class fund, a class’s operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of the fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

[Portfolio Manager holdings and compensation information to be filed by subsequent amendment.]

PROXY VOTING GUIDELINES

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers’ and fund shareholders’ long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds’ investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company’s approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help ensure accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders’ rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board’s audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. There is no gender diversity on the board, or if a board of ten or more members has fewer than two gender diverse directors.

4. There are no racially or ethnically diverse directors on the board.

5. The director is a public company CEO who sits on more than two unaffiliated public company boards.

6. The director, other than a CEO, sits on more than five unaffiliated public company boards.

7. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice to conform to these guidelines, and failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds’ assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management’s track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder’s and management’s nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board’s adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company’s board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company’s proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company’s shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate (“burn rate”) considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An “out-of-the-money” (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company’s relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing “best practices” in that market) of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a) The alignment of executive compensation and company performance relative to peers; and

b) The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation.

3. Within the last year, and without shareholder approval, a company’s board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as “golden parachutes.” Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds’ investment objectives and strategies.

Fidelity generally considers management’s recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

• Address a topic that our research has identified as financially material;

• Provide disclosure of new or additional information to investors without being overly prescriptive;

• Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company’s processes and governance of the topic in question; and

• Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- “blank check” preferred stock (whose terms and conditions may be expressly determined by the company’s board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans (“poison pills”)

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders’ right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders’ right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill’s features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders’ value in the companies in which the Fidelity funds invest. To the extent a company’s management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company’s authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT’s authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”). Fidelity may not vote if “echo voting” is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund’s Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity’s fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies’ business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

•	Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

- For a large-capitalization company, burn rate higher than 1.5%.

- For a small-capitalization company, burn rate higher than 2.5%.

- For a micro-capitalization company, burn rate higher than 3.5%.

•	Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
•	Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.
•	Micro-capitalization company means a company with market capitalization under US $300 million.
•	Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer’s ownership and value in the event of a takeover.
•	Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC’s web site at www.sec.gov. To request a free copy of a fund’s proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

The fund’s distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class M, Class C, Class I, and Class Z of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the fund and/or FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Plan adopted for the fund or class, as applicable, is described in the prospectus.

Under each Class I and Class Z Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

Each Class I and Class Z Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. In addition, each Class I and Class Z Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I and Class Z shares of the fund.

Under each Class A, Class M, and Class C Plan, if the payment of management fees by the fund to Fidelity Management & Research Company LLC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan.

Each Class A, Class M, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class M, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Class I and Class Z Plan does not authorize payments by Class I and Class Z shares of the fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class M, and Class C Plan does not provide for specific payments by Class A, Class M, and Class C of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares, or upon directions, make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary’s personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis.

In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries’ personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

The fund’s transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see “Transfer and Service Agent Services” in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program, if applicable, under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on the fund’s average daily net assets throughout the month. Pricing and bookkeeping fees paid by the fund to FSC for the fiscal year(s) ended July 31, 2024, 2023, and 2022 are shown in the following table.

Fund	2024	2023	2022
Fidelity® Blue Chip Value Fund	$133,172	$238,851	$217,497

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for the fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund’s custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended July 31, 2024, are shown in the following table:

Security Lending Activities	Fund(s)
Fidelity® Blue Chip Value Fund
Gross income from securities lending activities	$210,576
Fees paid to securities lending agent from a revenue split	$0
Administrative fees	$0
Rebate (paid to borrower)	$172,567
Other fees not included in the revenue split (lending agent fees to NFS)	$3,055
Aggregate fees/compensation for securities lending activities	$175,622
Net income from securities lending activities	$34,954

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Fidelity® Blue Chip Value Fund is a fund of Fidelity Securities Fund, an open-end management investment company created under an initial declaration of trust dated October 1, 1984.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. The fund’s capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder Liability” above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the fund.

The custodian is responsible for the safekeeping of the fund’s assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund’s Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund’s adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR’s Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund’s best interests by striking an appropriate balance between providing information about the fund’s portfolio and protecting the fund from potentially harmful disclosure.

The Board reviews the administration and modification of these guidelines and receives reports from the fund’s chief compliance officer periodically.

The fund will provide a full list of holdings monthly on institutional.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).

The fund will provide its top ten holdings (excluding cash and futures) on Fidelity’s web site monthly, 15 days after month-end.

The fund may disclose a list of full or partial holdings on institutional.fidelity.com earlier than indicated above when FMR’s Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

The fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of the fund.

FMR’s Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity® fund prior to such fund’s public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity® fund’s portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund’s trustees; the fund’s manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund’s auditors; the fund’s custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor’s Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund’s SAI.

There can be no assurance that the fund’s policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Financial highlights for each of Class A, Class M, Class C, Class I, and Class Z of the fund will be included in the fund’s Form N-CSR when the class has completed its first annual period.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund’s financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote™ Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V60330-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) *(Sign in the Box)*

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V60331-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON
REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V60332-TBD

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V60333-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) *(Sign in the Box)*

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V60334-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote™ Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V60337-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) *(Sign in the Box)*

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V60338-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V60339-TBD

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

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V60336-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON
REVERSE SIDE

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)  any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)  any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)

(1)	Amended and Restated Declaration of Trust, dated August 15, 2002, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 51.
(2)	Amendment to the Declaration of Trust, dated June 16, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60.
(3)	Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 81.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Advisor Series I: Fidelity Advisor Dividend Growth Fund and Fidelity Securities Fund: Fidelity Dividend Growth Fund, and Fidelity Advisor Series VIII: Fidelity Advisor Value Leaders Fund and Fidelity Securities Fund: Fidelity Blue Chip Value Fund filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated August 15, 2002, incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 51

(6)

(1)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Blue Chip Growth Fund is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No.159.
(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Blue Chip Growth K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 142.
(3)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Blue Chip Value Fund is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 158.
(4)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Dividend Growth Fund is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 158.
(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Growth & Income Portfolio, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 158.
(6)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Leveraged Company Stock Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 159.
(7)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity OTC Portfolio, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 159.
(8)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity OTC K6 Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 142.
(9)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Real Estate Income Fund, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 158.

(10)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Blue Chip Growth Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 142.
(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Real Estate Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 142.
(12)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Small Cap Opportunities Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 142.
(13)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 158.
(14)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Small Cap Growth K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 142.
(15)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No.158.
(16)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(9) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(17)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(10) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(18)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(19)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(13) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 209.
(20)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Blue Chip Growth Fund, Fidelity Series Real Estate Income Fund, and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(21)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Blue Chip Growth Fund, Fidelity Series Real Estate Income Fund, and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(22)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(15) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(23)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(16) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(24)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(25)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 209.
(26)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Blue Chip Growth Fund, Fidelity Series Real Estate Income Fund and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(33) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(27)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Blue Chip Growth Fund, Fidelity Series Real Estate Income Fund and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(34) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(28)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(29)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (d)(22) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(30)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(31)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 209.
(32)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Real Estate Income Fund and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(39) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(33)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Real Estate Income Fund and Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (d)(40) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(7)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Growth Fund is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 142.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Growth K6 Fund is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 142.
(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Value Fund is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 142.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Dividend Growth Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 142.
(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Growth & Income Portfolio is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 142.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Leveraged Company Stock Fund is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 142.
(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity OTC Portfolio is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 142.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity OTC K6 Portfolio is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 142.
(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Income Fund is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 142.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Series Blue Chip Growth Fund is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 142.
(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Series Real Estate Income Fund is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 142.
(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Series Small Cap Opportunities Fund (formerly known as Fidelity Small Cap Opportunities Fund) is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 142.
(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Growth Fund is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 142.
(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 142.
(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Securities Fund and Fidelity Distributors Company LLC, on behalf of Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 142.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150
(9)
(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Securities Fund on behalf of Fidelity Small Cap Growth K6 Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Securities Fund on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Real Estate Income Fund, Fidelity Series Real Estate Income Fund, Fidelity Series Small Cap Opportunities Fund, and Fidelity Small Cap Growth Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(3)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Securities Fund on behalf of Fidelity Leveraged Company Stock Fund and Fidelity Series Blue Chip Growth Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(4)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Securities Fund on behalf of Fidelity Blue Chip Growth K6 Fund, Fidelity Growth & Income Portfolio, Fidelity OTC Portfolio, Fidelity OTC K6 Portfolio, and Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.
(10)
(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 142.
(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Class K is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 142.

(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Fidelity Advisor Blue Chip Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 165.
(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Fidelity Advisor Blue Chip Growth Fund: Class M is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 165.
(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Fidelity Advisor Blue Chip Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 165.
(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Fidelity Advisor Blue Chip Growth Fund: Class I is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 165.
(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth Fund: Fidelity Advisor Blue Chip Growth Fund: Class Z is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 165.
(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth K6 Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 142.
(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 142.
(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund: Fidelity Advisor Blue Chip Value Fund: Class A is to be filed by subsequent amendment.
(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund: Fidelity Advisor Blue Chip Value Fund: Class M is to be filed by subsequent amendment.
(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund: Fidelity Advisor Blue Chip Value Fund: Class C is to be filed by subsequent amendment.
(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund: Fidelity Advisor Blue Chip Value Fund: Class I is to be filed by subsequent amendment.
(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value Fund: Fidelity Advisor Blue Chip Value Fund: Class Z is to be filed by subsequent amendment.
(15)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 142.
(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Class K is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 142.
(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Fidelity Advisor Dividend Growth Fund: Class A is to be filed by subsequent amendment.
(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Fidelity Advisor Dividend Growth Fund: Class M is to be filed by subsequent amendment.
(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Fidelity Advisor Dividend Growth Fund: Class C is to be filed by subsequent amendment.
(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Fidelity Advisor Dividend Growth Fund: Class I is to be filed by subsequent amendment.
(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend Growth Fund: Fidelity Advisor Dividend Growth Fund: Class Z is to be filed by subsequent amendment.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 142.
(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Class K is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 142.
(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Fidelity Advisor Growth & Income Fund: Class A is to be filed by subsequent amendment.
(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Fidelity Advisor Growth & Income Fund: Class M is to be filed by subsequent amendment.
(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Fidelity Advisor Growth & Income Fund: Class C is to be filed by subsequent amendment.
(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Fidelity Advisor Growth & Income Fund: Class I is to be filed by subsequent amendment.
(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Growth & Income Portfolio: Fidelity Advisor Growth & Income Fund: Class Z is to be filed by subsequent amendment.
(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 142.
(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Class K is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 142.
(31)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Fidelity Advisor Leveraged Company Stock Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 165.
(32)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Fidelity Advisor Leveraged Company Stock Fund: Class M is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 165.
(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Fidelity Advisor Leveraged Company Stock Fund: Class C is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 165.
(34)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Fidelity Advisor Leveraged Company Stock Fund: Class I is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 165.
(35)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Leveraged Company Stock Fund: Fidelity Advisor Leveraged Company Stock Fund: Class Z is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 165.
(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 142.
(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Class K is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 142.
(38)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Fidelity Advisor OTC Fund: Class A is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 165.
(39)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Fidelity Advisor OTC Fund: Class M is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 165.
(40)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Fidelity Advisor OTC Fund: Class C is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 165.

(41)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Fidelity Advisor OTC Fund: Class I is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 165.
(42)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC Portfolio: Fidelity Advisor OTC Fund: Class Z is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 165.
(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity OTC K6 Portfolio is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 142.
(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 142.
(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund: Fidelity Advisor Real Estate Income Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 142.
(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund: Fidelity Advisor Real Estate Income Fund: Class C is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 142.
(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund: Fidelity Advisor Real Estate Income Fund: Class I is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 142.
(48)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund: Fidelity Advisor Real Estate Income Fund: Class M is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 142.
(49)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Income Fund: Fidelity Advisor Real Estate Income Fund: Class Z is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 142.
(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Blue Chip Growth Fund is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 142.
(51)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Real Estate Income Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 142.
(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 142.
(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 142.
(54)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund: Fidelity Advisor Small Cap Growth Fund: Class A is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 142.
(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund: Fidelity Advisor Small Cap Growth Fund: Class C is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 142.
(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund: Fidelity Advisor Small Cap Growth Fund: Class I is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 142.
(57)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund: Fidelity Advisor Small Cap Growth Fund: Class M is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 142.
(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth Fund: Fidelity Advisor Small Cap Growth Fund: Class Z is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 142.

(59)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Growth K6 Fund is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 142.
(60)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 142.
(61)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund: Fidelity Advisor Small Cap Value Fund: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 142.
(62)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund: Fidelity Advisor Small Cap Value Fund: Class C is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 142.
(63)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund: Fidelity Advisor Small Cap Value Fund: Class I is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 142.
(64)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund: Fidelity Advisor Small Cap Value Fund: Class M is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 142.
(65)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Value Fund: Fidelity Advisor Small Cap Value Fund: Class Z is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 142.
(66)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(67)	Schedule I (Equity), dated October 16, 2024, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Blue Chip Growth Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund, is incorporated herein by reference to Exhibit (n)(2) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 209.
(68)	Schedule I (Equity) to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Blue Chip Value Fund is to be filed by subsequent amendment.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	(a) Consent of PricewaterhouseCoopers LLP, dated December 31, 2024, is filed herein as Exhibit 14(a).

(b) Consent of Deloitte & Touche LLP, dated December 31, 2024, is filed herein as Exhibit 14(b).

(15)	Not applicable.

(16)	Power of Attorney, dated December 1, 2024, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of January 2025.

Fidelity Securities Fund

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	January 7, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	January 7, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	January 7, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	January 7, 2025
Thomas P. Bostick

/s/ Jonathan Chiel	*	Trustee	January 7, 2025
Jonathan Chiel

/s/ Donald F. Donahue	*	Trustee	January 7, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	January 7, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	January 7, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	January 7, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	January 7, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	January 7, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	January 7, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	January 7, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	January 7, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	January 7, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	January 7, 2025
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated December 1, 2024, and filed herewith.